NATIONS

FUND

INTERNATIONAL

FUNDS

Semi Annual Report for the Period Ended September 30, 1996



                                                                        NATIONS
                                                                           FUND
                                                                         [LOGO]

    NOT
    FDIC-                                    MAY LOSE VALUE
    INSURED                                  NO BANK GUARANTEE

NATIONS FUND DISTRIBUTOR: STEPHENS INC. STEPHENS INC., WHICH IS NOT AFFILIATED WITH NATIONSBANK, N.A., IS NOT A BANK AND SECURITIES OFFERED BY IT ARE NOT GUARANTEED BY ANY BANK OR INSURED BY THE FDIC. STEPHENS INC., MEMBER NYSE-SIPC.

NATIONS FUND INVESTMENT ADVISER: NATIONSBANC ADVISORS, INC.

NATIONS FUND INVESTMENT SUB-ADVISERS: TRADESTREET INVESTMENT ASSOCIATES, INC. AND GARTMORE GLOBAL PARTNERS.

NATIONS FUND

DEAR SHAREHOLDER:

Financial assets, particularly U.S. equity securities, have continued to produce solid returns through the first nine months of 1996. As we anticipated six months ago, the returns have been less spectacular than in 1995 and have been accompanied by greater volatility. After selling off sharply in the first part of the year, taxable bonds have traded in a broad range for the past six months. Meanwhile, municipal securities have enjoyed better total returns than their taxable counterparts. International equity securities have produced positive returns, although these equities have generally lagged their domestic counterparts.

Throughout the current year, investors have had no lack of issues to worry about -- the level of economic activity, Federal Reserve Board (the "Fed") policies, corporate profits, inflation and domestic politics. Despite the periodic worries, none of these issues have manifested themselves into overwhelming problems. The economy has neither accelerated at an unacceptable pace, nor fallen into recession. The Fed's policies have been steady. Corporate profits have not achieved 1995's strong gains, but have increased at a reasonable pace. Inflation remains tame, despite strong job growth and low unemployment. Moreover, the political season has done little to unsettle the markets. Despite the election year, Congress produced a timely and sensible budget for fiscal year 1997.

Outside the U.S. there is much less concern about economies overheating. In both Europe and Japan, the focus has been on stimulating economic growth and, to this end, governments have been following loose monetary policies. Provided earnings continue their strong recovery in these regions, the environment for foreign equity securities looks very encouraging. Pacific Rim economies have slowed this year from the exceptionally strong growth over the past few years. Although the region's slower growth in exports along with tighter monetary policies have had a negative impact on certain markets, they also have reduced the overheating inflationary problems which occurred across the region as a result of the exceptional growth.

Looking ahead, there are strong prospects for a return to higher growth in Asia next year as central banks begin to ease monetary policies and economic activity picks up outside Asia, particularly in Europe and Japan. Unlike in the U.S., bond yields have actually fallen in many overseas markets and equity valuations remain generally low in relation to bonds.

The final months of 1996 and the early part of 1997 are unlikely to bring closure to any of the issues described above. Investors will continue to be edgy about the prospects for the U.S. economy, inflation and profits. Moreover, we will continue to hear strong opinions expressed on the future course of the Fed, and the political landscape after the election. Despite all the worries and rhetoric, we think the pattern of the last several years will continue to hold true. Investor apprehension will, from time to time, lead to market volatility. However, moderate economic growth, stable inflation and modest profits should, in our view, produce a reasonable investment environment as we move into the new year.

Sincerely,
/s/ A. Max Walker
A. Max Walker
President and Chairman
of the Board

September 30, 1996

THE NATIONS FUND ADVANTAGE

A family of mutual funds provides investors with a number of advantages, including the ability to shift investment assets among funds as their financial objectives change. The Nations Fund family of mutual funds includes a broad array of professionally managed domestic and international stock, bond and money market funds advised by NationsBanc Advisors, Inc. The family is designed to accommodate a wide variety of investment objectives across the risk/reward spectrum.
                                  [GRAPHIC]

For specific information on developing an investment portfolio that will more closely target your investment objectives, contact your investment representative or Nations Fund for fund brochures and prospectuses at (800) 982-2271.
---------------

* The Nations Fund family includes Nations Equity Index Fund, which seeks investment results that correspond, before fees and expenses, to the total return of the S&P 500 Index, and Nations Managed Index Fund, which seeks, over the long-term to provide a total return which (gross of fees and expenses) exceeds the total return of the S&P 500.

NATIONS FUND
Nations International Equity Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 1996 (UNAUDITED)

                                                      VALUE
  SHARES                                             (NOTE 1)
   ------------------------------------------------------------
COMMON STOCKS -- 94.4%
             ARGENTINA -- 0.4%
   190,000   Perez Compac, ADR..................   $  2,399,700
    55,000   Y.P.F Sociedad Anonima, ADR........      1,258,125
                                                   ------------
                                                      3,657,825
                                                   ------------
             AUSTRALIA -- 2.0%
 1,250,000   Australia & New Zealand Bank
               Group............................      7,154,540
   250,000   Broken Hill Property...............      3,206,184
   365,500   CRA Ltd. ..........................      5,497,616
 2,000,000   Fosters Brewing Group..............      3,594,092
                                                   ------------
                                                     19,452,432
                                                   ------------
             BELGIUM -- 0.7%
    20,000   Generale de Banque NPV.............      6,902,036
                                                   ------------
             BRAZIL -- 0.6%
   200,000   Aracruz Celulose SA, ADR...........      1,750,000
    60,000   CEMIG Companhia, New, ADR..........      1,785,000
    25,000   Telebras, ADR......................      1,962,500
                                                   ------------
                                                      5,497,500
                                                   ------------
             CHILE -- 0.5%
    25,000   Cia de Telecomunicaciones de Chile
               SA, ADR..........................      2,415,625
    75,000   Enersis SA, ADR....................      2,418,750
                                                   ------------
                                                      4,834,375
                                                   ------------
             FRANCE -- 6.0%
    84,000   BIC................................     11,025,457
    17,000   Carrefour..........................      9,540,800
    66,202   Compagnie de Saint-Gobain..........      8,971,329
    22,000   L'Oreal............................      7,453,296
    42,000   LVHM Moet Hennessey................      9,114,703
   169,099   TOTAL, "B" Shares ord..............     13,307,278
                                                   ------------
                                                     59,412,863
                                                   ------------
             GERMANY -- 7.1%
   325,000   Bayer AG...........................     11,919,576
   225,000   Daimler-Benz AG+...................     12,363,285
   200,000   Hoechst AG.........................      7,293,208
    35,000   Lufthansa..........................      4,985,592
    26,000   Mannesmann AG......................      9,739,996
   195,000   RWE AG.............................      7,356,081
    45,000   SGL Carbon AG......................      5,245,923
   235,000   Veba AG............................     12,297,138
                                                   ------------
                                                     71,200,799
                                                   ------------
             GREAT BRITAIN -- 11.9%
   900,000   Allied Irish Banks ord.............      5,318,108
   466,667   Argos ord..........................      5,485,856
   375,000   Barclays plc ord...................      5,511,814
   475,000   Bass ord...........................      5,795,720
   350,000   BOC Group plc......................      4,796,472
   600,000   BPB Industries ord.................      3,512,534
   480,000   British Airport Authority ord......      3,711,640
   325,000   British Land Company plc ord.......      2,319,775
   657,566   British Petroleum Company ord......      6,824,182
   800,000   British Telecommunications ord.....      4,464,237
   600,000   BTR ord............................      2,540,483
   175,000   Cable & Wireless ord...............      1,228,565
   500,000   Electra Investment Trust plc ord...      3,228,432
   500,000   E.M.A.P. ord.......................      5,858,137
   350,000   Enterprise Oil ord.................      2,983,071
 1,000,000   Fleming Merchantile Investment
               Trust plc ord....................      5,267,236
   490,000   General Accident plc ord...........      5,223,251
   160,000   Glaxo Wellcome plc ord.............      2,508,237

                                                      VALUE
  SHARES                                             (NOTE 1)
   ------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
             GREAT BRITAIN -- (CONTINUED)
   500,000   Guinness ord.......................   $  3,580,625
   150,000   Kingfisher ord.....................      1,487,427
   110,000   Land Securities plc ord............      1,200,116
   550,000   Marks & Spencer ord................      4,274,444
   500,000   Provident Financial plc ord........      3,854,552
   550,000   Reuters Holdings ord...............      6,357,859
 1,500,000   Rolls Royce plc ord................      5,623,342
   125,000   Scottish & Newcastle Breweries
               ord..............................      1,311,917
   407,600   Smithkline Beecham "A" ord.........      4,979,718
   125,000   Unilever ord.......................      2,673,729
   350,000   United Utilities ord...............      3,125,514
   300,000   Wolseley ord.......................      2,282,208
    75,000   Zeneca Group plc ord...............      1,864,273
                                                   ------------
                                                    119,193,474
                                                   ------------
             HONG KONG -- 5.8%
   910,000   Cheung Kong Holdings...............      7,001,810
 2,150,000   China Light & Power................     10,009,052
 1,800,000   Dao Heng Bank Group................      7,099,444
 1,650,000   Hong Kong Land Holdings............      3,844,500
 2,550,000   Hong Kong Telecommunications.......      4,616,578
   308,323   HSBC Holdings plc..................      5,721,499
   375,000   Jardine Matheson Holdings..........      2,343,750
   610,000   Jardine Strategic Holdings.........      1,939,800
   590,000   Sun Hung Kai Properties............      6,275,378
   625,000   Swire Pacific, "A" Shares..........      5,596,955
   900,000   Wharf (Holdings) Ltd. .............      3,724,298
                                                   ------------
                                                     58,173,064
                                                   ------------
             INDIA -- 0.1%
    95,000   Reliance Industries Ltd., GDS......      1,009,850
                                                   ------------
             INDONESIA -- 1.1%
 1,671,000   PT Indofood Sukses Makmur,
               Alien Shares+....................      3,560,676
   110,000   PT Indonesian Satellite, ADR,
               "B" Class........................      3,630,000
 1,100,000   PT Indorayon Utama, Alien Shares...        958,889
 1,000,000   Semen Cibinong, Alien Shares.......      2,582,867
                                                   ------------
                                                     10,732,432
                                                   ------------
             ITALY -- 2.5%
   750,000   Ente Nazionale Idrocarburi Spa.....      3,833,087
    70,700   Gucci Group........................      5,125,750
   440,000   Rinascente.........................      2,671,919
 1,700,000   Telecom Italia.....................      3,777,778
 4,500,000   Telecom Italia Mobile..............      9,985,229
                                                   ------------
                                                     25,393,763
                                                   ------------
             JAPAN -- 29.9%
    40,000   Autobacs Seven Company.............      3,522,666
   273,000   Canon Sales Company................      7,410,769
   350,000   Dai-ichi Kangyo Bank...............      5,895,001
       750   DDI Corporation....................      6,054,023
   125,000   Dia Kensetsu Company Ltd. .........      1,444,634
     1,000   East Japan Railway Company.........      4,819,925
   500,000   Hitachi Ltd. ......................      4,837,843
   450,000   Kajima Corporation.................      4,152,482
   760,000   Kirin Brewery Company..............      8,442,931
   100,000   Mandom.............................      1,612,614
   358,000   Marui Company......................      6,895,718
   550,000   Matsushita Electric Industrial.....      9,214,299

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations International Equity Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1996 (UNAUDITED)

                                                      VALUE
  SHARES                                             (NOTE 1)
   ------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
             JAPAN -- (CONTINUED)
   125,000   Mitsuba Corporation................   $  1,377,441
   700,000   Mitsubishi Electric Corporation....      4,766,171
   575,000   Mitsubishi Estate Company..........      7,881,652
   990,000   Mitsubishi Heavy Industries........      8,044,526
   865,000   Mitsui Fudosan Company.............     11,469,271
    90,000   Miura..............................      1,451,353
   680,000   NCR Japan Ltd. ....................      6,884,071
   100,000   Nichiei Company Ltd. ..............      6,575,882
   915,000   Nippon Express Company Ltd. .......      8,361,405
   200,000   Nippon Hi-Pack Company.............      1,585,737
 1,500,000   Nippon Oil Company.................      9,151,586
 1,850,000   Nippon Sanso.......................      8,287,045
 2,500,000   Nippon Steel.......................      7,749,507
     1,400   Nippon Telephone & Telegraph
               Corporation......................     10,284,895
 2,000,000   Nippon Yusen.......................     10,392,403
   355,000   Nomura Securities Company..........      6,519,889
 1,150,000   NTN Corporation....................      7,819,835
 1,150,000   OJI Paper Company (New)............      8,705,877
   185,000   Ono Pharmaceutical Company.........      6,016,395
   700,000   Ricoh Company......................      7,149,256
   400,000   Sekisui House......................      4,371,976
   950,000   Shimizu Construction Company.......      9,362,121
   510,000   Shizuoka Bank......................      6,031,177
   150,000   Shochiku Company...................      1,599,176
   150,000   Sony Corporation...................      9,447,232
   550,000   Sumitomo Trust & Bank..............      6,898,405
   165,000   TDK Corporation....................     10,244,132
 1,500,000   Teijin.............................      7,552,410
   200,000   Tokio Marine & Fire Insurance
               Company..........................      2,365,168
   475,000   Tokyo Broadcasting Systems Inc.....      7,702,473
   325,000   Tokyo Electric Power Company.......      7,861,494
   350,000   Tostem Corporation.................     10,347,608
   250,000   Yamaha Motors Company..............      2,418,921
 1,170,000   Yasuda Fire & Marine Insurance.....      8,092,098
                                                   ------------
                                                    299,071,493
                                                   ------------
             MALAYSIA -- 4.0%
   499,900   Genting Berhad.....................      3,629,979
 1,850,000   Land & General Berhad..............      3,948,891
   600,000   Malayan Banking Berhad.............      5,960,741
 2,350,000   Malaysian Resources................      7,969,598
   700,000   Perusahaan Otomobil Nasional.......      3,798,276
   450,000   Resorts World Berhad...............      2,549,473
   350,000   Telekom Malaysia...................      3,086,100
   750,000   Tenaga Nasional Berhad.............      2,633,259
   800,000   United Engineers (Malaysia)
               Berhad...........................      6,192,148
                                                   ------------
                                                     39,768,465
                                                   ------------
             MEXICO -- 0.2%
   100,000   Carso Global Telecom, ADR+.........        575,000
   100,000   Grupo Carso SA de CV, ADR++........        919,000
   100,000   Invercorporacion SA+...............         13,374
                                                   ------------
                                                      1,507,374
                                                   ------------
                                                      VALUE
  SHARES                                             (NOTE 1)
   ------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
             NETHERLANDS -- 5.6%
   165,000   ABN Amro Holding N.V...............   $  9,141,514
   700,000   Elsevier N.V.......................     11,565,182
   375,000   Fortis Amev N.V....................     11,209,061
   100,000   Polygram...........................      5,592,854
    50,000   Royal Dutch Petroleum..............      7,808,395
    80,000   Wolters Kluwer.....................     10,055,462
                                                   ------------
                                                     55,372,468
                                                   ------------
             PERU -- 0.1%
    49,000   Telefonica del Peru SA, Class B,
               ADR..............................      1,120,875
                                                   ------------
             PHILIPPINES -- 0.6%
   100,000   Philippine Long Distance Telephone
               Company, ADR.....................      6,250,000
                                                   ------------
             SINGAPORE -- 2.8%
   500,000   Development Bank of Singapore,
               Alien Shares.....................      6,142,593
   700,000   Keppel Corporation.................      5,418,264
   363,000   Overseas Chinese Banking
               Corporation, Alien Shares........      4,356,412
   300,000   Singapore Airlines, Alien Shares...      3,025,138
   252,000   Singapore Press Holdings, Alien
               Shares...........................      4,599,063
   900,000   Straits Steamship Land Ltd. .......      2,939,923
 1,160,000   United Overseas Land...............      1,828,718
                                                   ------------
                                                     28,310,111
                                                   ------------
             SOUTH KOREA -- 1.3%
    67,005   Hyundai Engineering and
               Construction Company+............      2,060,444
     3,901   Hyundai Engineering and
               Construction Company, New........        112,874
    70,000   Korea Electric Power Corporation...      2,313,559
   400,000   Korea First Bank...................      2,886,199
    95,000   LG Electronics Inc.................      1,656,174
    35,000   Samsung Company, Non-Voting Shares,
               GDS+.............................        870,800
       637   Samsung Electronics Ltd.,
               Common+..........................         49,973
       316   Samsung Electronics Ltd., ADR......         14,062
     1,050   Samsung Electronics Ltd., GDR++....         52,374
    10,548   Samsung Electronics Ltd., New,
               GDS++............................        247,878
       191   Samsung Electronics Ltd., New,
               Refunding 01/01/1997.............         14,383
   120,000   Yukong Ltd., Common................      3,050,847
                                                   ------------
                                                     13,329,567
                                                   ------------
             SPAIN -- 1.3%
    35,000   Banco Popular de Espanol SA........      6,429,016
   287,170   Centros Comerciales Pryca..........      7,007,145
                                                   ------------
                                                     13,436,161
                                                   ------------
             SWEDEN -- 2.4%
   400,000   Atlas Copco AB "B".................      8,203,272
   385,000   Ericsson (L.M.) Telephone Company,
               Class B..........................      9,695,393
   275,000   Sandvik AB.........................      6,510,593
                                                   ------------
                                                     24,409,258
                                                   ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations International Equity Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1996 (UNAUDITED)

                                                      VALUE
  SHARES                                             (NOTE 1)
   ------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
             SWITZERLAND -- 5.7%
     5,000   ABB AB.............................   $  6,110,823
    15,500   Ciba Geigy AG......................     19,807,991
     8,750   Nestle SA..........................      9,745,847
     1,700   Roche Holdings AG..................     12,508,067
    33,000   Zurich Versicherungs...............      9,123,212
                                                   ------------
                                                     57,295,940
                                                   ------------
             TAIWAN -- 0.2%
   109,000   Evergreen Marine Corporation,
               GDR+.............................      2,032,850
                                                   ------------
             THAILAND -- 1.6%
   250,000   Advanced Information Services
               Public Company Ltd., Alien
               Shares...........................      3,421,023
   225,000   Bangkok Bank Public Company Ltd.,
               Alien Shares.....................      2,937,360
    80,000   Siam Cement Public Company Ltd.,
               Alien Shares.....................      3,259,015
   485,000   Thai Farmers Bank Public Company
               Ltd., Alien Shares...............      5,111,085
   675,000   Thai Telephone &
               Telecommunications, Alien
               Shares+..........................      1,154,595
                                                   ------------
                                                     15,883,078
                                                   ------------
             TOTAL COMMON STOCKS
               (Cost $848,799,594)..............    943,248,053
                                                    ===========

   PRINCIPAL
    AMOUNT
 --------------
CONVERTIBLE BONDS -- 1.6%
                  JAPAN -- 1.5%
USD   7,700,000   MBL International Finance
                    Bermuda, Conv.,
                    3.000% 1/30/02..............      8,696,380
JPY 600,000,000   Sumitomo Bank International
                    Finance, Conv.,
                    0.750% 05/31/01.............      5,859,165
                                                   ------------
                                                     14,555,545
                                                   ------------
                  TAIWAN -- 0.1%
USD     875,000   United Microelectronics,
                    Conv.,
                    1.250% 06/08/04.............      1,060,938
                                                   ------------
                  TOTAL CONVERTIBLE BONDS
                    (Cost $15,078,380)..........     15,616,483
                                                    ===========

                                                      VALUE
     SHARES                                          (NOTE 1)
   ------------------------------------------------------------
INVESTMENT FUND -- 0.3% (Cost $2,501,405)
                  TAIWAN -- 0.3%
        212,393   Taiwan American Fund Ltd. ....   $  2,654,913
                                                    ===========
PREFERRED STOCKS -- 0.1%
                  SOUTH KOREA -- 0.1%
         75,000   LG Electronics Inc............        753,632
         15,000   Samsung Electronics Ltd. .....        577,482
          4,520   Samsung Electronics Ltd.,
                    Refunding 01/01/97..........        158,145
                                                   ------------
                  TOTAL PREFERRED STOCKS
                    (Cost $3,322,270)...........      1,489,259
                                                    ===========
WARRANTS -- 0.0%#
                  ITALY -- 0.0%#
         22,000   Rinascente, Expire
                    12/31/99+...................         10,832
                                                   ------------
                  SINGAPORE -- 0.0%#
        225,000   Straits Steamship Land Ltd.,
                    Expire 12/20/00+............        271,623
        116,000   United Overseas Land, Expire
                    05/28/01+...................         51,073
                                                   ------------
                                                        322,696
                                                   ------------
                  THAILAND -- 0.0%#
         60,625   Thai Farmers Bank Public
                    Company Ltd.,
                    Expire 09/15/02+............        162,105
                                                   ------------
                  TOTAL WARRANTS
                    (Cost $477,253).............        495,633
                                                   ============
RIGHTS -- 0.0%#
                  BELGIUM -- 0.0%#
         20,000   Generale de Banque+...........         43,257
                                                   ------------
                  SOUTH KOREA -- 0.0%#
          7,524   Yukong Ltd.+..................         30,970
                                                   ------------
                  TOTAL RIGHTS
                    (Cost $126,984).............         74,227
                                                   ============
TOTAL INVESTMENTS
  (Cost $870,305,886*)..................   96.4%    963,578,568
OTHER ASSETS AND
  LIABILITIES (NET).....................    3.6      35,427,720
                                          -----    ------------
NET ASSETS..............................  100.0%   $999,006,288
                                          =====    ============

---------------

   * Aggregate cost for Federal tax purposes.
   + Non-income producing security.
  ++ Security exempt from registration under Rule 144A of the
     Securities Act of 1933. These securities may be resold in
     transactions exempt from registration, normally to
     qualified institutional buyers.
   # Amount represents less than 0.1%.
ABBREVIATIONS:
ADR     American Depositary Receipt
Conv.   Convertible
GDR     Global Depositary Receipt
GDS     Global Depositary Share
ord     Ordinary Shares

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations International Equity Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1996 (UNAUDITED)

AT SEPTEMBER 30, 1996 SECTOR DIVERSIFICATION WAS AS FOLLOWS:

                                                                               % OF NET        VALUE
                           SECTOR DIVERSIFICATION                               ASSETS        (NOTE 1)
--------------------------------------------------------------------------------------------------------
COMMON STOCKS:
Finance......................................................................     24.8%     $247,824,013
Services.....................................................................     21.3       212,623,759
Capital Goods................................................................     13.9       139,021,167
Capital Equipment............................................................     12.5       124,963,486
Materials....................................................................     12.4       123,769,387
Energy.......................................................................      9.5        95,046,241
                                                                               --------     ------------
TOTAL COMMON STOCKS..........................................................     94.4       943,248,053
CONVERTIBLE BONDS............................................................      1.6        15,616,483
INVESTMENT FUND..............................................................      0.3         2,654,913
PREFERRED STOCKS.............................................................      0.1         1,489,259
WARRANTS.....................................................................      0.0#          495,633
RIGHTS.......................................................................      0.0#           74,227
                                                                               --------     ------------
TOTAL INVESTMENTS............................................................     96.4       963,578,568
OTHER ASSETS AND LIABILITIES (NET)...........................................      3.6        35,427,720
                                                                               --------     ------------
NET ASSETS...................................................................    100.0%     $999,006,288
                                                                               ========     ============

---------------
# Amount represents less than 0.1%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations International Equity Fund
--------------------------------------------------------------------------------
SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS    SEPTEMBER 30, 1996 (UNAUDITED)

                                            CONTRACT TO BUY                                       NET UNREALIZED
                          ---------------------------------------------------                     APPRECIATION/
                                         LOCAL                     VALUE IN       IN EXCHANGE     (DEPRECIATION)
MATURITY DATE                           CURRENCY                    U.S. $        FOR U.S. $       OF CONTRACT
----------------------------------------------------------------------------------------------------------------
10/01/96                       3,988,352 MYR..................    $ 1,591,267     $ 1,595,979       $   (4,712)
10/02/96                       3,730,513 MYR..................      1,488,383       1,492,802           (4,419)
10/15/96                         592,713 GBP..................        927,603         926,292            1,311
11/27/96                     500,000,000 JPY..................      4,516,410       4,602,145          (85,735)
                                                                                                  -------------
                                                                                                    $  (93,555)
                                                                                                  -------------

                                           CONTRACT TO SELL                                       NET UNREALIZED
                          ---------------------------------------------------                     APPRECIATION/
                                         LOCAL                     VALUE IN       IN EXCHANGE     (DEPRECIATION)
MATURITY DATE                           CURRENCY                    U.S. $        FOR U.S. $       OF CONTRACT
----------------------------------------------------------------------------------------------------------------
10/01/96                         610,829 PTS..................    $ 4,754,276     $ 4,802,118       $   47,842
11/27/96                       6,600,000 CHF..................      5,292,766       5,296,950            4,184
11/27/96                     108,000,000 FRF..................     20,975,122      20,819,678         (155,444)
11/27/96                      56,000,000 FRF..................     10,875,988      10,957,243           81,255
11/27/96                   1,150,000,000 JPY..................     10,387,743      11,036,468          648,725
11/27/96                   3,200,000,000 JPY..................     28,905,023      30,680,729        1,775,706
11/27/96                   3,150,000,000 JPY..................     28,453,382      30,231,777        1,778,395
                                                                                                  -------------
                                                                                                    $4,180,663
                                                                                                  -------------
          Net Unrealized Appreciation of Forward Foreign Exchange Contracts..................       $4,087,108
                                                                                                  ============

ABBREVIATIONS OF CURRENCY
  THAT ISSUE IS HELD IN:
        CHF         Swiss Franc
        FRF         French Franc
        GBP         Great Britain Pound
        JPY         Japanese Yen
        MYR         Malaysian Ringgit
        PTS         Spanish Peseta
        USD         United States Dollar

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations Pacific Growth Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 1996 (UNAUDITED)

                                                      VALUE
  SHARES                                            (NOTE 1)
  ------------------------------------------------------------
COMMON STOCKS -- 87.7%
              AUSTRALIA -- 0.4%
    125,000   Skilled Engineering Ltd. .........   $   444,314
                                                   ------------
              HONG KONG -- 31.5%
  2,760,000   Chaifa Holdings Ltd. .............       794,129
    408,000   Cheung Kong Holdings Ltd. ........     3,139,273
    428,000   Dao Heng Bank Group...............     1,688,090
    160,000   Hang Seng Bank Ltd. ..............     1,696,625
     50,000   Henderson China Holding Ltd. .....       113,798
    360,000   Henderson Land Development
                Company.........................     3,084,185
    418,000   Hong Kong Electric Holdings
                Ltd. ...........................     1,351,351
    578,000   Hong Kong Land Holdings, ord......     1,346,740
    900,000   Hong Kong Telecommunications......     1,629,381
    260,800   HSBC Holdings plc.................     4,839,622
    560,000   Hutchinson Whampoa Ltd. ..........     3,765,679
    218,800   Jardine Matheson Holdings.........     1,367,500
    351,000   New World Development Company.....     1,842,829
    400,000   Road King Infrastructure Ltd.+....       331,049
    980,000   Shangri-La Asia...................     1,305,315
    319,000   Sun Hung Kai Properties...........     3,392,959
    280,000   Swire Pacific.....................     2,507,436
    360,000   Wharf (Holdings) Ltd. ............     1,489,719
                                                   ------------
                                                    35,685,680
                                                   ------------
              INDONESIA -- 5.4%
    930,000   Bank Dagang Nasional Indonesia,
                Alien Shares....................       670,577
  1,140,000   Citra Marga Nusadhala Persada,
                Alien Shares....................       772,923
    143,000   Hanjaya Mandala Sampoerna, Alien
                Shares..........................     1,391,218
     50,000   PT Bank Internasional Indonesia...        73,181
     37,000   PT Indonesian Satellite, "B"
                Class, ADR......................     1,221,000
     17,000   PT Telekomunikasi Indonesia,
                ADR.............................       529,125
    155,000   Semen Gresik......................       460,396
    325,000   Semen Gresik, Alien Shares........       965,346
                                                   ------------
                                                     6,083,766
                                                   ------------
              MALAYSIA -- 19.5%
    148,000   Amway (Malaysia) Holdings
                Berhad+.........................       832,589
    718,000   Bandar Raya Development Berhad....     1,254,724
    460,000   Development & Commercial Bank
                Holdings Corporation............     1,578,359
    119,000   Diperdana Corporation Berhad......       940,073
    318,000   Gadek Capital Berhad+.............       932,534
    103,000   Genting Berhad....................       747,925
    118,000   Integrated Logistics Berhad.......       294,247
    278,000   Konsortium Perkapalan.............     1,807,932
    218,000   Malayan Banking Berhad............     2,165,736
    349,000   Malaysian Resources...............     1,183,570
     78,000   Mancon Berhad.....................       669,087
    260,000   New Straits Time..................     1,369,295
    180,000   Perusahaan Otomobil Nasional......       976,700
    403,000   Petronas Dagangan Berhad..........     1,197,873
    338,000   Rashid Hussain Berhad.............     1,874,481
    220,000   Renong Berhad.....................       337,057
    319,000   RJ Reynolds Berhad................       910,010
    160,000   Telekom Malaysia..................     1,410,788
     80,000   Timah Lagnat Berhad...............       414,938
    143,000   United Engineers (Malaysia)
                Berhad..........................     1,106,846
                                                   ------------
                                                    22,004,764
                                                   ------------

                                                      VALUE
  SHARES                                            (NOTE 1)
  ------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
              PHILIPPINES -- 4.9%
    735,000   Ayala Corporation, Class B........   $   840,480
    900,000   Ayala Land Inc., Class B..........     1,097,770
  1,030,000   DMCI Holdings Inc. ...............       765,580
    198,000   First Philippine Holdings, Class
                B...............................       430,189
  1,327,000   Hi Cement Corporation+............       452,830
     17,000   Philippine Long Distance Telephone
                Company.........................     1,056,223
    300,000   Philippino Telephone
                Corporation+....................       411,664
    183,600   Security Bank Corporation+........       454,889
                                                   ------------
                                                     5,509,625
                                                   ------------
              SINGAPORE -- 11.6%
    104,000   City Developments Ltd. ...........       886,238
    144,000   Development Bank of Singapore,
                Alien Shares....................     1,769,067
    268,000   Far East Levingston
                Shipbuilding....................     1,265,587
    139,000   Fraser & Neave....................     1,431,260
    660,000   Hotel Properties..................     1,077,972
    107,000   Keppel Corporation Ltd. ..........       828,220
    218,000   Sembawang Corporation Ltd. .......     1,021,730
    116,000   Singapore Airlines, Alien
                Shares..........................     1,169,720
    580,000   Straits Steamship Land Ltd. ......     1,894,617
    440,000   Sunright Ltd. ....................       381,196
    143,000   United Overseas Bank, Alien
                Shares..........................     1,391,209
                                                   ------------
                                                    13,116,816
                                                   ------------
              SOUTH KOREA -- 7.3%
     10,000   Daehan City Gas Company...........       811,138
      2,222   Dong Ah Construction Industries,
                EDR.............................        29,453
     40,000   Dongkuk Steel Mill Company+.......       774,818
     24,300   Hyundai Engineering & Construction
                Company+........................       747,240
      1,414   Hyundai Engineering & Construction
                Company, New....................        40,914
     47,000   Koram Bank........................       591,768
     18,000   Korea Electric Power
                Corporation.....................       594,915
     38,450   Korea Electric Power Corporation,
                ADR.............................       725,744
     38,000   Korea Exchange Bank...............       437,506
     77,000   Kyung Nam Bank....................       978,814
      7,800   Samsung Display Devices Company...       484,431
      9,000   Samsung Electronics Ltd.+.........       706,053
        286   Samsung Electronics Ltd., ADR+....        12,727
         86   Samsung Electronics Ltd.,
                GDR++ +.........................         4,290
     31,000   Samsung Securities Company........       855,690
     19,000   Yukong Ltd., Common...............       483,050
                                                   ------------
                                                     8,278,551
                                                   ------------
              TAIWAN -- 0.8%
     27,300   Evergreen Marine Corporation,
                GDR.............................       509,145
     57,000   Siliconware Precision Industries
                Company, GDR+...................       457,140
                                                   ------------
                                                       966,285
                                                   ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations Pacific Growth Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1996 (UNAUDITED)

                                                      VALUE
  SHARES                                            (NOTE 1)
  ------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
              THAILAND -- 6.3%
     49,000   Advanced Information Services
                Public Company Ltd., Alien
                Shares..........................   $   670,520
     38,000   Ban Pu Public Company Ltd., Alien
                Shares..........................       830,797
     30,000   Bangkok Bank Public Company Ltd.,
                Alien Shares....................       391,648
     35,000   Grammy Entertainment,
                Alien Shares....................       418,387
    168,000   Krung Thai Bank, Alien Shares.....       720,066
    236,600   Nation Multimedia Group plc, Alien
                Shares..........................       804,762
     30,000   Phatra Thanakit Company, Alien
                Shares..........................       171,051
     93,000   PTT Exploration and Production
                Public Company Ltd.,
                Alien Shares....................     1,375,015
     82,200   Thai Farmers Bank Public Company
                Ltd., Alien Shares..............       866,250
    123,000   Total Access Communications
                (CLOB)..........................       910,200
                                                   ------------
                                                     7,158,696
                                                   ------------
              TOTAL COMMON STOCKS
                (Cost $93,975,536)..............    99,248,497
                                                   ===========
INVESTMENT FUNDS -- 3.9%
              TAIWAN -- 3.9%
     90,000   New Taipai Fund Ltd. .............     1,248,750
      8,000   Taipei Fund, Class B Units........       672,000
    130,553   Taiwan American Fund Ltd. ........     1,599,274
     37,000   Taiwan Fund Inc...................       855,625
                                                   ------------
              TOTAL INVESTMENT FUNDS
                (Cost $4,138,143)...............     4,375,649
                                                   ===========

 PRINCIPAL
  AMOUNT
-----------
CONVERTIBLE BONDS -- 2.3%
              HONG KONG -- 0.4%
USD 480,000   Henderson Capital International,
                5.000% due 03/28/97.............       415,800
                                                   ------------
              PHILIPPINES -- 0.4%
USD 480,000   PilTel International Holding
                Corporation,
                1.750% due 07/17/06.............       491,520
                                                   ------------
              TAIWAN -- 0.6%
USD  80,000   Acer Inc.,
                4.000% due 06/10/01.............       215,600
USD 300,000   President Enterprise Corporation,
                Zero coupon 07/22/01............       467,250
                                                   ------------
                                                       682,850
                                                   ------------
              THAILAND -- 0.9%
USD 900,000   Bangkok Bank,
                3.250% due 03/03/04.............     1,003,500
                                                   ------------
              TOTAL CONVERTIBLE BONDS
                (Cost $2,660,569)...............     2,593,670
                                                   ===========
U.S. TREASURY BILL -- 0.7% (Cost $830,122)
USD 850,000   U.S. Treasury Bill,
                5.040% 03/13/97.................       830,122
                                                   ===========

                                                         VALUE
     SHARES                                           (NOTE 1)
  ------------------------------------------------------------
WARRANTS -- 0.1%
              SINGAPORE -- 0.1%
     51,250   Straits Steamship Land Ltd.,
                Expire 12/12/00+................   $    61,870
                                                   ------------
              THAILAND -- 0.0%#
     10,275   Thai Farmers Bank Public Company
                Ltd., Expire 09/15/02+..........        27,474
                                                   ------------
              TOTAL WARRANTS
                (Cost $90,677)..................        89,344
                                                   ===========
RIGHTS -- 0.0%#
              SOUTH KOREA -- 0.0%# (Cost $9,180)
      1,191   Yukong Ltd., Expire 10/24/96+.....         4,904
                                                   ===========

 NUMBER OF
 CONTRACTS
-----------
CALL OPTIONS PURCHASED -- 0.8% (Cost $864,934)
               TAIWAN -- 0.8%
        7,215  Taiwan Weighted Index Call
               Options, $117.807, March
               1997+...........................         887,445
                                                   ============
TOTAL INVESTMENTS
  (Cost $102,569,161*)..................   95.5%    108,029,631
OTHER ASSETS AND
  LIABILITIES (NET).....................    4.5       5,055,001
                                          -----    ------------
NET ASSETS..............................  100.0%   $113,084,632
                                          =====    ============

---------------

   * Aggregate cost for Federal tax purposes.
   + Non-income producing security.
  ++ Security exempt from registration under Rule 144A of the
     Securities Act of 1933. These securities may be resold in
     transactions exempt from registration to qualified
     institutional buyers.
   # Amount represents less than 0.1%.
ABBREVIATIONS:
ADR     American Depositary Receipt
CLOB    Custody License Outside Border
EDR     European Depositary Receipt
GDR     Global Depositary Receipt
GDS     Global Depositary Share
ord     Ordinary Shares

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations Pacific Growth Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1996 (UNAUDITED)

AT SEPTEMBER 30, 1996 SECTOR DIVERSIFICATION WAS AS FOLLOWS:

                                                                               % OF NET        VALUE
                           SECTOR DIVERSIFICATION                               ASSETS        (NOTE 1)
--------------------------------------------------------------------------------------------------------
COMMON STOCKS:
Services.....................................................................     17.5%     $ 19,850,726
Real Estate..................................................................     17.5        19,794,620
Finance......................................................................     16.3        18,494,062
Banking......................................................................     15.3        17,250,714
Energy.......................................................................      6.5         7,369,883
Capital Goods................................................................      6.4         7,197,381
Capital Equipment............................................................      5.9         6,637,721
Materials....................................................................      2.3         2,653,390
                                                                               --------     ------------
TOTAL COMMON STOCKS..........................................................     87.7        99,248,497
INVESTMENT FUNDS.............................................................      3.9         4,375,649
CONVERTIBLE BONDS............................................................      2.3         2,593,670
U.S. TREASURY BILL...........................................................      0.7           830,122
WARRANTS.....................................................................      0.1            89,344
RIGHTS.......................................................................      0.0#            4,904
CALL OPTIONS PURCHASED.......................................................      0.8           887,445
                                                                               --------     ------------
TOTAL INVESTMENTS............................................................     95.5       108,029,631
OTHER ASSETS AND LIABILITIES (NET)...........................................      4.5         5,055,001
                                                                               --------     ------------
NET ASSETS...................................................................    100.0%     $113,084,632
                                                                               ========     ============

---------------
# Amount represents less than 0.1%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations Pacific Growth Fund


--------------------------------------------------------------------------------------
   SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS       SEPTEMBER 30, 1996 (UNAUDITED)

                                             CONTRACT TO BUY
                          ------------------------------------------------------       IN
                                                                          VALUE      EXCHANGE    NET UNREALIZED
                                             LOCAL                         IN          FOR        DEPRECIATION
MATURITY DATE                              CURRENCY                      U.S. $      U.S. $       OF CONTRACT
---------------------------------------------------------------------------------------------------------------
10/01/96                         925,325 PHP.........................    $35,271     $35,331        $    (60)
10/01/96                     103,979,645 IDR.........................     44,761      44,877            (116)
10/03/96                       2,423,749 PHP.........................     92,383      93,545          (1,162)
10/04/96                         204,855 PHP.........................      7,808       7,819             (11)
                                                                                                 -----------
                                                                                                    $ (1,349)
                                                                                                 -----------

                                             CONTRACT TO SELL
                          ------------------------------------------------------       IN
                                                                          VALUE      EXCHANGE    NET UNREALIZED
                                            LOCAL                          IN          FOR        APPRECIATION
MATURITY DATE                              CURRENCY                      U.S. $      U.S. $       OF CONTRACT
---------------------------------------------------------------------------------------------------------------
10/01/96                          67,099 MYR........................     $26,771     $26,807        $     36
                                                                                                 -----------
          Net Unrealized Depreciation of Forward Foreign Exchange Contracts.................        $ (1,313)
                                                                                                 ===========

ABBREVIATIONS OF CURRENCY
  THAT ISSUE IS HELD IN:
        IDR         Indonesian Rupiah
        MYR         Malaysian Ringgit
        PHP         Philippine Peso
        USD         United States Dollar

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations Emerging Markets Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 1996 (UNAUDITED)

                                                       VALUE
  SHARES                                             (NOTE 1)
   ------------------------------------------------------------
COMMON STOCKS -- 82.8%
              ARGENTINA -- 3.8%
    160,664   Astra Cia Argentina de Petroleo
                SA...............................   $   258,712
     11,700   Buenos Aires Embotelladora SA, ADR...      67,275
      8,000   Irsa Inversiones Y
                Representaciones, GDR............       237,000
     44,296   Perez Compac, ADR+.................       559,458
     14,000   Telefonica de Argentina, ADR.......       348,250
     29,950   Y.P.F Sociedad Anonima, ADR........       685,106
                                                    -----------
                                                      2,155,801
                                                    -----------
              BRAZIL -- 6.6%
     30,600   CEMIG Companhia, New, ADR..........       910,350
    100,000   Cia Acos Especiais Itab, ADR.......       437,500
     42,500   Electrobras, ADR+..................       595,000
     17,000   Telebras, ADR......................     1,334,500
    203,138   Telecomunicacoes de Sao Paulo SA
                NPV+.............................        34,418
320,000,000   White Martins ord..................       454,434
                                                    -----------
                                                      3,766,202
                                                    -----------
              CHILE -- 7.3%
     75,000   Antofagasta Holdings ord...........       422,631
     19,300   Banco de Edwards, ADR..............       357,050
      3,800   Chilectra SA, ADR..................       204,548
      7,000   Cia de Telecomunicaciones de Chile
                SA, ADR..........................       676,375
     25,100   Enersis SA, ADR....................       809,475
     20,000   Madeco SA, ADR.....................       462,500
     26,600   Santa Isabel SA, ADR...............       681,625
      8,900   Sociedad Quimica Minera de Chile,
                ADR..............................       497,288
                                                    -----------
                                                      4,111,492
                                                    -----------
              COLOMBIA -- 0.7%
     22,100   Banco Industrial Colombiano, ADR...       411,613
                                                    -----------
              GREECE -- 2.0%
     11,000   Ergo Bank..........................       634,098
     15,000   Hellenic Bottling Company SA.......       510,098
                                                    -----------
                                                      1,144,196
                                                    -----------
              HONG KONG -- 5.1%
     72,000   China Light & Power................       335,187
    254,000   Guangdong Investment Ltd. .........       179,012
     80,000   Guoco Group........................       391,051
     41,000   Henderson Land Development
                Company Ltd. ....................       351,254
    112,000   New World Development Company......       588,025
  2,200,000   Shanghai Petrochemical Company
                Ltd. ............................       583,215
  2,000,000   Yizheng Chemical Fibre.............       486,228
                                                    -----------
                                                      2,913,972
                                                    -----------
              INDIA -- 5.2%
     18,750   Hindalco, GDR......................       356,250
     43,000   Indian Hotels Company Ltd., GDS....       983,840
     60,000   Larsen & Toubro Ltd., GDS++........       865,800
     20,000   Ranbaxy Laboratories Ltd., GDS.....       364,600
     35,000   Reliance Industries Ltd., GDS......       372,050
                                                    -----------
                                                      2,942,540
                                                    -----------
              INDONESIA -- 4.4%
     45,000   Hanjaya Mandala Sampoerna, Alien
                Shares...........................       437,796
    218,000   Indofood Sukses Makmur, Alien
                Shares...........................       464,529
    290,487   PT Bank International Indonesia,
                Alien Shares.....................       425,164

                                                       VALUE
  SHARES                                             (NOTE 1)
   ------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
              INDONESIA -- (CONTINUED)
     20,000   PT Indonesian Satellite, ADR, "B"
                Class............................   $   660,000
    181,000   Semen Gresik, Alien Shares.........       537,624
                                                    -----------
                                                      2,525,113
                                                    -----------
              MALAYSIA -- 13.9%
    675,000   Bandar Raya Developments Berhad....     1,179,580
    270,000   Development & Commercial Bank
                Holdings Corporation.............       926,428
    115,000   Konsortium Perkapalan Berhad+......       747,885
    140,000   Malayan Banking Berhad.............     1,390,839
    137,000   Resorts World Berhad...............       776,173
    161,000   Telekom Malaysia...................     1,419,606
    155,000   Tenaga Nasional Berhad.............       544,207
    120,000   United Engineers (Malaysia)
                Berhad...........................       928,822
                                                    -----------
                                                      7,913,540
                                                    -----------
              MEXICO -- 8.3%
     96,803   Alfa SA de CV......................       428,768
     40,000   Carso Global Telecom, ADR..........       230,000
    106,000   Cemex SA NPV.......................       395,816
    460,000   Cifra SA de CV, Class B+...........       667,000
     13,800   Consorcio Ara SA , ADR++...........       293,250
     26,000   Empresas ICA Sociedad Controladora
                SA de CV+........................       396,500
     40,000   Grupo Carso SA de CV, ADR..........       367,600
    110,000   Grupo Corvi SA.....................       123,225
    102,000   Grupo Modelo SA de CV, Class C.....       526,748
     40,000   Invercorporacion SA+...............         5,350
  1,000,000   Seguros Commercial American, Class
                B+...............................       309,852
     30,000   Telefonos de Mexico SA, ADR........       963,750
                                                    -----------
                                                      4,707,859
                                                    -----------
              PERU -- 1.5%
     34,000   Banco Wiese, ADR...................       216,750
     10,000   CPT Telefonica del Peru, ADR.......       228,750
    172,000   CPT Telefonica del Peru, Class B...       388,542
                                                    -----------
                                                        834,042
                                                    -----------
              PHILIPPINES -- 4.5%
    575,000   Ayala Corporation, Class B.........       657,519
     65,000   Manila Electric Company, Class B...       480,656
     45,000   Philippines National Bank..........       741,852
    200,000   San Miguel Corporation, Class B....       655,612
                                                    -----------
                                                      2,535,639
                                                    -----------
              PORTUGAL -- 0.7%
     15,000   Portugal Telecommunications, ADR...       386,250
                                                    -----------
              SOUTH AFRICA -- 9.1%
      8,000   Anglo-American Industrial
                Corporation SA...................       282,156
     13,000   Barlow Ltd. .......................       126,088
     40,000   Barlow Ltd., ADR...................       391,000
     30,000   De Beers Consolidated Mines
                Ltd.+............................       932,437
    160,000   Gencor Ltd. .......................       571,366
     50,000   Malbak Ltd. NPV....................       209,413
     25,000   Nedcor Ltd., GDR...................       362,500
     70,000   Rembrandt Group....................       632,646
     60,000   Sasol NPV..........................       707,594
     50,000   Sentrachem Ltd. ...................       145,455
     15,000   Sentrachem Ltd., GDR+..............       183,750

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations Emerging Markets Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1996 (UNAUDITED)

                                                       VALUE
  SHARES                                             (NOTE 1)
   ------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
              SOUTH AFRICA -- (CONTINUED)
    350,000   South Africa Iron & Steel
                Industrial Corporation...........   $   230,684
     15,000   South African Breweries............       400,088
                                                    -----------
                                                      5,175,177
                                                    -----------
              SOUTH KOREA -- 4.7%
     85,000   Daewoo Heavy Industries............       638,015
     40,024   Dong Ah Construction Industries,
                EDR..............................       530,448
      3,524   Dong Ah Construction Industries,
                EDR+.............................        43,169
     20,000   Korea Electric Power Corporation,
                ADR..............................       377,500
     28,190   Korea Exchange Bank................       324,560
     16,805   Samsung Corporation, Non-Voting
                Shares, GDS+.....................       418,108
      1,150   Samsung Electronics Ltd. ..........        90,218
         36   Samsung Electronics Ltd., ADR......         1,602
        120   Samsung Electronics Ltd., GDR++....         5,986
      3,195   Samsung Electronics Ltd., GDS++....        75,082
        346   Samsung Electronics Ltd.,
                Refunding 01/01/97...............        26,055
     10,000   The Daegu Bank.....................       134,383
                                                    -----------
                                                      2,665,126
                                                    -----------
              TAIWAN -- 1.1%
     33,000   Evergreen Marine Corporation,
                GDR..............................       615,450
                                                    -----------
              THAILAND -- 3.9%
     67,000   PTT Exploration and Production
                Public Company Ltd., Alien
                Shares...........................       990,603
     48,000   Thai Farmers Bank Public Company
                Ltd., Alien Shares...............       505,839
    100,000   Total Access Communications
                (CLOB)...........................       740,000
                                                    -----------
                                                      2,236,442
                                                    -----------
              TOTAL COMMON STOCKS
                (Cost $47,162,645)...............    47,040,454
                                                     ==========
PREFERRED STOCKS -- 7.6%
              BRAZIL -- 6.8%
 89,437,263   Banco Bradesco.....................       762,063
  1,500,000   Cia Cervejaria Brahma..............       932,878
     24,100   Compania Vale do Rio Doce, ADR.....       479,108
  8,000,000   Petroleo Brasileiro................       940,130
  4,000,000   Telecomunicacoes de Sao Paulo SA
                NPV+.............................       767,838
                                                    -----------
                                                      3,882,017
                                                    -----------
              SOUTH KOREA -- 0.8%
     37,000   Daewoo Securities Company+.........       433,608
                                                    -----------
              TOTAL PREFERRED STOCKS
                (Cost $3,816,492)................     4,315,625
                                                    ===========
INVESTMENT FUNDS -- 5.5%
              SOUTH KOREA -- 0.3%
         50   Korea Europe Fund, IDR.............       162,500
                                                    -----------
              TAIWAN -- 5.2%
        160   Formosa Fund, IDR..................     1,416,000
    125,000   Taiwan Index Fund..................     1,525,000
                                                    -----------
                                                      2,941,000
                                                    -----------
              TOTAL INVESTMENT FUNDS
                (Cost $2,648,625)................     3,103,500
                                                    ===========

 PRINCIPAL
  AMOUNT
 ----------
CONVERTIBLE BONDS -- 1.1%
              TAIWAN -- 1.1%
 USD300,000   Far East Department Stores,
                3.000% 07/06/01..................       316,500
 USD190,000   President Enterprise Corporation,
                Conv.,
                Zero coupon 07/22/01.............       295,925
                                                    -----------
              TOTAL CONVERTIBLE BONDS
                  (Cost $599,930)................       612,425
                                                    ===========

  SHARES
 ----------
WARRANTS -- 0.0%#
              BRAZIL -- 0.0%#
      4,990   Cia Cervejaria Brahma, Expire
                04/30/03+........................           269
     59,969   Cia Cervejaria Brahma, Preferred
                Shares, Expire 04/30/03+.........         4,112
                                                    -----------
                                                          4,381
                                                    -----------
              THAILAND -- 0.0%#
      6,000   Thai Farmers Bank Public Company
                Ltd., Expire 09/15/02+...........        16,043
                                                    -----------
              TOTAL WARRANTS
                (Cost $21,112)...................        20,424
                                                    ===========
TOTAL INVESTMENTS
  (Cost $54,248,804*)...................   97.0%     55,092,428
OTHER ASSETS AND
  LIABILITIES (NET).....................    3.0       1,717,458
                                          -----     -----------
NET ASSETS..............................  100.0%    $56,809,886
                                          =====      ==========

---------------

   * Aggregate cost for Federal tax purposes.
   + Non-income producing security.
  ++ Security exempt from registration under Rule 144A of the
     Securities Act of 1933. These securities may be resold in
     transactions exempt from registration to qualified
     institutional buyers.
   # Amount represents less than 0.1%.
ABBREVIATIONS:
ADR     American Depositary Receipt
CLOB    Custody License Outside Border
Conv.   Convertible
EDR     European Depositary Receipt
GDR     Global Depositary Receipt
GDS     Global Depositary Share
IDR     International Depositary Receipt
ord     Ordinary Shares
USD     United States Dollar

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations Emerging Markets Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1996 (UNAUDITED)

AT SEPTEMBER 30, 1996 SECTOR DIVERSIFICATION WAS AS FOLLOWS:

                                                                                % OF NET        VALUE
                            SECTOR DIVERSIFICATION                               ASSETS       (NOTE 1)
--------------------------------------------------------------------------------------------------------
COMMON STOCKS:
Finance.......................................................................     23.0%     $13,063,566
Services......................................................................     19.7       11,200,789
Capital Equipment.............................................................     15.2        8,604,725
Energy........................................................................     12.9        7,334,017
Materials.....................................................................     12.0        6,837,357
                                                                                --------     -----------
TOTAL COMMON STOCKS...........................................................     82.8       47,040,454
PREFERRED STOCKS..............................................................      7.6        4,315,625
INVESTMENT FUNDS..............................................................      5.5        3,103,500
CONVERTIBLE BONDS.............................................................      1.1          612,425
WARRANTS......................................................................      0.0#          20,424
                                                                                --------     -----------
TOTAL INVESTMENTS.............................................................     97.0       55,092,428
OTHER ASSETS AND LIABILITIES (NET)............................................      3.0        1,717,458
                                                                                --------     -----------
NET ASSETS....................................................................    100.0%     $56,809,886
                                                                                ========     ===========

---------------
# Amount represents less than 0.1%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations Global Government Income Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 1996 (UNAUDITED)

     PRINCIPAL                                         VALUE
      AMOUNT                                         (NOTE 1)
------------------------------------------------------------
FOREIGN BONDS AND NOTES -- 84.5%
                      AUSTRALIA -- 6.4%
AUD       2,000,000   Commonwealth of Australia,
                        6.750% 11/15/06..........   $ 1,467,720
AUD       1,600,000   Government of Australia,
                        7.000% 08/15/98..........     1,270,187
                                                    ------------
                                                      2,737,907
                                                    ------------
                      AUSTRIA -- 1.7%
DEM       1,000,000   Government of Austria,
                        8.000% 06/17/02..........       732,203
                                                    ------------
                      BELGIUM -- 3.9%
USD         950,000   Kingdom of Belgium,
                        7.000% 07/07/99..........       963,211
USD         750,000   Kingdom of Belgium,
                        5.500% 11/05/03..........       689,730
                                                    ------------
                                                      1,652,941
                                                    ------------
                      CANADA -- 11.1%
CAD       2,280,000   Government of Canada,
                        8.500% 03/01/00..........     1,810,876
USD       1,800,000   Province of Alberta,
                        6.250% 10/19/00..........     1,781,100
CAD       1,550,000   Province of Ontario,
                        7.750% 12/08/03..........     1,175,829
                                                    ------------
                                                      4,767,805
                                                    ------------
                      DENMARK -- 8.0%
DKK       7,500,000   Kingdom of Denmark,
                        6.000% 12/10/99..........     1,320,600
DKK      12,000,000   Kingdom of Denmark,
                        7.000% 12/15/04..........     2,092,888
                                                    ------------
                                                      3,413,488
                                                    ------------
                      FRANCE -- 4.7%
ECU       1,000,000   Obligations Assimilables du
                        Tresor (France),
                        6.750% 04/25/02..........     1,308,771
ITL   1,000,000,000   S.N.C.F.,
                        11.50% 10/18/99..........       718,493
                                                    ------------
                                                      2,027,264
                                                    ------------
                      GERMANY -- 12.4%
DEM       1,500,000   DSL Finance NV,
                        5.000% 01/23/01..........       985,035
DEM       3,050,000   Federal Republic of
                        Germany,
                        5.125% 11/21/00..........     2,026,675
DEM       3,430,000   Federal Republic of
                        Germany,
                        6.500% 10/14/05..........     2,311,751
                                                    ------------
                                                      5,323,461
                                                    ------------
                      GREAT BRITAIN -- 12.2%
GBP         600,000   British Aerospace plc,
                        11.875% 12/29/08.........     1,174,586
USD       1,950,000   Glaxo Wellcome plc,
                        6.750% 05/31/00..........     1,965,503
GBP       1,300,000   United Kingdom Treasury,
                        8.000% 12/07/00..........     2,111,199
                                                    ------------
                                                      5,251,288
                                                    ------------

     PRINCIPAL                                         VALUE
      AMOUNT                                         (NOTE 1)
------------------------------------------------------------
FOREIGN BONDS AND NOTES -- (CONTINUED)
                      IRELAND -- 3.0%
IRP         800,000   Government of Ireland,
                        6.500% 10/18/01..........   $ 1,293,946
                                                    ------------
                      ITALY -- 7.2%
ITL   2,100,000,000   Republic of Italy,
                        9.500% 12/01/99..........     1,440,394
JPY     175,000,000   Republic of Italy, Global
                        Bond,
                        3.500% 06/20/01..........     1,661,889
                                                    ------------
                                                      3,102,283
                                                    ------------
                      NETHERLANDS -- 2.6%
NLG       1,800,000   Government of the
                        Netherlands,
                        6.500% 01/15/99..........     1,111,273
                                                    ------------
                      SPAIN -- 2.4%
PTS      55,000,000   Government of Spain,
                        12.250% 03/25/00.........       493,151
PTS      65,000,000   Government of Spain,
                        8.000% 05/30/04..........       512,897
                                                    ------------
                                                      1,006,048
                                                    ------------
                      SUPRANATIONAL -- 4.1%
JPY     125,000,000   European Investment Bank,
                        4.500% 10/08/97..........     1,163,965
GBP         380,000   European Investment Bank,
                        8.000% 06/10/03..........       610,874
                                                    ------------
                                                      1,774,839
                                                    ------------
                      SWEDEN -- 4.8%
JPY     150,000,000   Government of Sweden,
                        4.625% 02/04/98..........     1,413,556
SEK       4,800,000   Government of Sweden,
                        6.000% 02/09/05..........       663,302
                                                    ------------
                                                      2,076,858
                                                    ------------
                      TOTAL FOREIGN BONDS AND
                        NOTES
                        (Cost $35,819,050).......    36,271,604
                                                     ==========
U.S. TREASURY OBLIGATIONS -- 8.2%
USD       2,100,000   U.S. Treasury Note,
                        6.250% 07/31/98..........     2,104,594
USD       1,500,000   U.S. Treasury Note,
                        5.250% 01/31/01..........     1,438,365
                                                    ------------
                      TOTAL U.S. TREASURY
                        OBLIGATIONS
                        (Cost $3,578,895)........     3,542,959
                                                    ===========
TOTAL INVESTMENTS
  (Cost $39,397,945*)....................   92.7%    39,814,563
OTHER ASSETS AND
  LIABILITIES (NET)......................    7.3      3,157,637
                                           -----    -----------
NET ASSETS...............................  100.0%   $42,972,200
                                           =====    ===========

---------------

* Aggregate cost for Federal tax purposes.

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONS FUND
Nations Global Government Income Fund
--------------------------------------------------------------------------------
   SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS             SEPTEMBER 30, 1996
(UNAUDITED)

                                           CONTRACT TO SELL
                          ---------------------------------------------------         IN         NET UNREALIZED
   MATURITY                    LOCAL                               VALUE IN       EXCHANGE       APPRECIATION
     DATE                    CURRENCY                               U.S. $       FOR U.S. $      OF CONTRACT
---------------------------------------------------------------------------------------------------------------
10/09/96                    4,000,000 DEM......................    $2,620,566     $2,643,580        $ 23,014
10/09/96                    7,500,000 DKK......................     1,280,474      1,282,490           2,016
10/09/96                    1,300,000 NLG......................       759,229        766,057           6,828
                                                                                                 -----------
          Net Unrealized Appreciation of Forward Foreign Exchange Contracts.................        $ 31,858
                                                                                                 ===========

ABBREVIATIONS OF CURRENCY
  THAT ISSUE IS HELD IN:
        AUD         Australian Dollar
        CAD         Canadian Dollar
        DEM         German Deutschmark
        DKK         Danish Krona
        ECU         European Currency Unit
        GBP         Great Britain Pound
        IRP         Irish Pound
        ITL         Italian Lira
        JPY         Japanese Yen
        NLG         Netherlands Guilder
        PTS         Spanish Peseta
        SEK         Swedish Krona
        USD         United States Dollar

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
--------------------------------------------------------------------------------
   STATEMENTS OF ASSETS AND LIABILITIES           SEPTEMBER 30, 1996 (UNAUDITED)

                                                                                                                        NATIONS
                                                                        NATIONS          NATIONS         NATIONS        GLOBAL
                                                                     INTERNATIONAL       PACIFIC        EMERGING      GOVERNMENT
                                                                         EQUITY           GROWTH         MARKETS        INCOME
                                                                          FUND             FUND           FUND           FUND
                                                                             ----------------------------------------------------
ASSETS:
Investments, at value (Note 1) See accompanying schedules.........   $  963,578,568    $108,029,631    $55,092,428    $39,814,563
Cash..............................................................       18,498,175       5,750,282      1,802,033     1,432,159
Net unrealized appreciation of forward foreign exchange
  contracts.......................................................        4,087,108              --             --        31,858
Dividends receivable..............................................        2,874,467         123,839         56,862            --
Interest receivable...............................................          187,870          48,196          9,429     1,313,532
Receivable for Fund shares sold...................................        4,530,846         483,191        123,764       458,118
Receivable for investment securities sold.........................       12,691,964       1,089,854             --            --
Unamortized organization costs (Note 6)...........................            7,920         117,402        109,428       129,733
Prepaid expenses and other assets.................................            8,607              --             --         5,014
                                                                       ------------     -----------    -----------    -----------
  Total Assets....................................................    1,006,465,525     115,642,395     57,193,944    43,184,977
                                                                       ------------     -----------    -----------    -----------
LIABILITIES:
Net unrealized depreciation of forward foreign exchange
  contracts.......................................................               --           1,313             --            --
Payable for Fund shares redeemed..................................        2,530,682          66,183          1,457            --
Payable for investment securities purchased.......................        4,007,435       2,321,398        293,250            --
Dividends payable.................................................               --              --             --       164,413
Investment advisory fee payable (Note 2)..........................          572,456          80,641         50,982        24,433
Administration fee payable (Note 2)...............................           80,445           8,960          4,635         3,490
Shareholder servicing and distribution fees payable (Note 3)......           36,336           3,373          1,413         3,454
Transfer agent fees payable (Note 2)..............................           64,218           8,510          5,115         4,214
Custodian fees payable (Note 2)...................................           32,015          14,616          5,561         1,317
Accrued Directors' fees and expenses (Note 2).....................           23,158          19,970         10,281         7,949
Accrued expenses and other payables...............................          112,492          32,799         11,364         3,507
                                                                       ------------     -----------    -----------    -----------
  Total Liabilities...............................................        7,459,237       2,557,763        384,058       212,777
                                                                       ------------     -----------    -----------    -----------
NET ASSETS........................................................   $  999,006,288    $113,084,632    $56,809,886    $42,972,200
                                                                     ==============     ===========    ===========    ===========
Investments, at cost..............................................   $  870,305,886    $102,569,161    $54,248,804    $39,397,945
                                                                     ==============     ===========    ===========    ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)  SEPTEMBER 30, 1996 (UNAUDITED)

                                                                                                                        NATIONS
                                                                         NATIONS         NATIONS         NATIONS        GLOBAL
                                                                      INTERNATIONAL      PACIFIC        EMERGING      GOVERNMENT
                                                                         EQUITY           GROWTH         MARKETS        INCOME
                                                                          FUND             FUND           FUND           FUND
                                                                              ---------------------------------------------------
NET ASSETS CONSIST OF:
Undistributed net investment income/(distributions in excess of
  net investment income)...........................................   $  1,128,730     $     99,056    $  (179,195)   $  (108,342)
Accumulated net realized gain/(loss) on investments sold, forward foreign
  exchange contracts, foreign currencies and net other assets......     28,382,676       (2,925,911)       409,000        721,347
Net unrealized appreciation of investments, forward foreign
  exchange contracts, foreign currencies and net other assets......     97,117,149        5,440,192        840,149         41,032
Paid-in capital....................................................    872,377,733      110,471,295     55,739,932     41,918,163
                                                                      ------------      -----------    -----------    -----------
                                                                      $999,006,288     $113,084,632    $56,809,886    $42,972,200
                                                                      ============      ===========    ===========    ===========
NET ASSETS:
Primary A Shares...................................................   $944,663,451     $107,859,808    $54,682,947    $26,917,648
                                                                      ============      ===========    ===========    ===========
Primary B Shares...................................................   $  3,114,917     $    229,655    $    28,172    $    57,155
                                                                      ============      ===========    ===========    ===========
Investor A Shares..................................................   $ 11,219,808     $  2,490,309    $   639,184    $15,801,204
                                                                      ============      ===========    ===========    ===========
Investor C Shares..................................................   $    881,179     $     72,068    $   140,007    $     9,339
                                                                      ============      ===========    ===========    ===========
Investor N Shares..................................................   $ 39,126,933     $  2,432,792    $ 1,319,576    $   186,854
                                                                      ============      ===========    ===========    ===========
SHARES OUTSTANDING:
Primary A Shares...................................................     69,424,259       10,533,252      5,277,310      2,603,018
                                                                      ============      ===========    ===========    ===========
Primary B Shares...................................................        229,158           22,445          2,721          5,527
                                                                      ============      ===========    ===========    ===========
Investor A Shares..................................................        831,933          243,791         61,787      1,528,070
                                                                      ============      ===========    ===========    ===========
Investor C Shares..................................................         66,691            7,083         13,585            903
                                                                      ============      ===========    ===========    ===========
Investor N Shares..................................................      2,933,428          239,809        128,337         18,070
                                                                      ============      ===========    ===========    ===========
PRIMARY A SHARES:
Net asset value, offering and redemption price per share...........         $13.61           $10.24         $10.36         $10.34
                                                                            ======            =====          =====         ======
PRIMARY B SHARES:
Net asset value, offering and redemption price per share...........         $13.59           $10.23         $10.35         $10.34
                                                                            ======            =====          =====         ======
INVESTOR A SHARES:
Net asset value, offering and redemption price per share...........         $13.49           $10.21         $10.34         $10.34
                                                                            ======            =====          =====         ======
INVESTOR C SHARES:
Net asset value and offering price per share*......................         $13.21           $10.17         $10.31         $10.34
                                                                            ======            =====          =====         ======
INVESTOR N SHARES:
Net asset value, offering and redemption price per share...........         $13.34           $10.14         $10.28         $10.34
                                                                            ======            =====          =====         ======

---------------

* Redemption price per share is equal to Net Asset Value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
--------------------------------------------------------------------------------
   STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1996 (UNAUDITED)

                                                                                                                        NATIONS
                                                                             NATIONS         NATIONS       NATIONS       GLOBAL
                                                                          INTERNATIONAL      PACIFIC      EMERGING     GOVERNMENT
                                                                             EQUITY          GROWTH        MARKETS       INCOME
                                                                              FUND            FUND          FUND          FUND
                                                                                 ------------------------------------------------
INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $1,357,704, $112,185,
  $28,551 and $0, respectively)........................................    $10,326,712     $   966,364    $ 588,784    $      --
Interest (Net of foreign withholding taxes of $1,149, $0, $0 and
  $16,217, respectively)...............................................        662,814         107,215       59,411    1,339,948
                                                                          ------------     -----------    ---------    ----------
    Total investment income............................................     10,989,526       1,073,579      648,195    1,339,948
                                                                          ------------     -----------    ---------    ----------
EXPENSES:
Investment advisory fee (Note 2).......................................      4,296,215         485,405      299,800      144,212
Administration fee (Note 2)............................................        477,358          53,934       27,255       20,601
Transfer agent fees (Note 2)...........................................        283,178          34,898       19,343       15,451
Custodian fees (Note 2)................................................        242,506          74,254       33,873        5,971
Shareholder reports expense............................................         86,562          28,327       27,152       12,724
Legal and audit fees...................................................         91,522          23,656       30,589       23,995
Registration and filing fees...........................................         98,179          65,376       10,336        9,606
Directors' fees and expenses (Note 2)..................................         10,752          20,774       11,295        8,859
Amortization of organization costs (Note 6)............................         10,317          15,653       14,590       17,298
Other..................................................................         14,093           1,053       12,354       14,799
                                                                          ------------     -----------    ---------    ----------
    Subtotal...........................................................      5,610,682         803,330      486,587      273,516
Shareholder servicing and distribution fees (Note 3):
  Primary B Shares.....................................................          2,099             272           44          159
  Investor A Shares....................................................         11,679           2,212          662       18,860
  Investor C Shares....................................................          1,724             184          136           23
  Investor N Shares....................................................        199,435          11,944        6,626          938
Fees waived by investment adviser (Note 2).............................       (151,552)             --           --           --
                                                                          ------------     -----------    ---------    ----------
    Total expenses.....................................................      5,674,067         817,942      494,055      293,496
                                                                          ------------     -----------    ---------    ----------
NET INVESTMENT INCOME..................................................      5,315,459         255,637      154,140    1,046,452
                                                                          ------------     -----------    ---------    ----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
  (NOTES 1 AND 4):
Net realized gain/(loss) from:
  Security transactions................................................     18,108,614      (2,482,759)     585,111      205,851
  Forward foreign exchange contracts...................................      2,995,536         (63,310)        (686)     279,634
  Foreign currencies...................................................        642,057           9,174      (16,037)     (31,297)
                                                                          ------------     -----------    ---------    ----------
Net realized gain/(loss) on investments during the period..............     21,746,207      (2,536,895)     568,388      454,188
                                                                          ------------     -----------    ---------    ----------
Change in unrealized appreciation/(depreciation) of:
  Securities...........................................................    (16,339,432)      2,409,993     (464,840)     676,266
  Forward foreign exchange contracts...................................      2,153,125          (3,013)          70      (27,503)
  Currencies and other net assets......................................       (217,312)        (16,714)      (3,141)      (7,592)
                                                                          ------------     -----------    ---------    ----------
Net unrealized appreciation/(depreciation) of investments during the
  period...............................................................    (14,403,619)      2,390,266     (467,911)     641,171
                                                                          ------------     -----------    ---------    ---------
Net realized and unrealized gain/(loss) on investments.................      7,342,588        (146,629)     100,477    1,095,359
                                                                          ------------     -----------    ---------    ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................   $ 12,658,047     $   109,008    $ 254,617   $2,141,811
                                                                          ------------     -----------    ---------   ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1996 (UNAUDITED)

                                                                                                                 NATIONS
                                                                  NATIONS         NATIONS         NATIONS        GLOBAL
                                                               INTERNATIONAL      PACIFIC        EMERGING      GOVERNMENT
                                                                  EQUITY           GROWTH         MARKETS        INCOME
                                                                   FUND             FUND           FUND           FUND
                                                                  --------------------------------------------------------
Net investment income.......................................   $  5,315,459     $    255,637    $   154,140    $ 1,046,452
Net realized gain/(loss) on investments.....................     21,746,207       (2,536,895)       568,388        454,188
Change in unrealized appreciation/(depreciation) of
  investments...............................................    (14,403,619)      2,390,266       (467,911)        641,171
                                                               ------------     ------------    -----------    -----------
Net increase in net assets resulting from operations........     12,658,047          109,008        254,617      2,141,811
Distributions to shareholders from net investment income:
  Primary A Shares..........................................     (5,091,690)       (154,626)      (238,209)       (666,955)
  Primary B Shares..........................................             --               --             --         (1,495)
  Investor A Shares.........................................        (45,056)         (1,955)        (1,669)       (373,872)
  Investor C Shares.........................................         (2,547)             --             --            (212)
  Investor N Shares.........................................       (125,789)             --             --          (3,917)
Net increase/(decrease) in net assets from Fund share
  transactions:
  Primary A Shares..........................................     87,873,780       12,696,637      7,106,599      1,478,315
  Primary B Shares..........................................      3,094,802          229,625         28,077         54,657
  Investor A Shares.........................................      3,462,790        1,106,625        159,961        502,437
  Investor C Shares.........................................        225,230           12,122        115,114            212
  Investor N Shares.........................................     (1,495,236)        117,711        115,885         (10,628)
                                                               ------------     ------------    -----------    -----------
Net increase in net assets..................................    100,554,331       14,115,147      7,540,375      3,120,353
NET ASSETS:
Beginning of period.........................................    898,451,957       98,969,485     49,269,511     39,851,847
                                                               ------------     ------------    -----------    -----------
End of period...............................................   $999,006,288     $113,084,632    $56,809,886    $42,972,200
                                                               ============     ============    ===========    ===========
Undistributed net investment income/(distributions in excess
  of net investment income).................................   $  1,128,730     $     99,056    $  (179,195)   $  (108,342)
                                                               ============     ============    ===========    ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED MARCH 31, 1996

                                                                                                                 NATIONS
                                                                   NATIONS         NATIONS        NATIONS        GLOBAL
                                                                INTERNATIONAL      PACIFIC       EMERGING      GOVERNMENT
                                                                   EQUITY          GROWTH         MARKETS        INCOME
                                                                   FUND(A)         FUND(B)        FUND(B)        FUND(B)
                                                                   -------------------------------------------------------
Net investment income/(loss).................................   $  3,626,554     $  (100,618)   $   (71,055)   $   969,470
Net realized gain/(loss) on investments......................     32,418,643        (445,524)      (197,613)       221,004
Change in unrealized appreciation/(depreciation) of
  investments................................................     72,008,937       3,049,926      1,308,060       (200,139)
                                                                ------------     -----------    -----------    -----------
Net increase in net assets resulting from operations.........    108,054,134       2,503,784      1,039,392        990,335
Distributions to shareholders from net investment income:
  Primary A Shares...........................................     (3,605,055)            --             --        (797,500)
  Investor A Shares..........................................        (21,498)            --             --        (119,144)
  Investor C Shares..........................................             --              --             --           (267)
  Investor N Shares..........................................             --              --             --         (3,189)
Distributions to shareholders in excess of net investment
  income:
  Primary A Shares...........................................     (2,391,207)      (108,132)        (3,687)       (42,578)
  Investor A Shares..........................................        (20,996)        (1,632)            --         (6,554)
  Investor C Shares..........................................         (1,140)            --             --            (17)
  Investor N Shares..........................................        (85,934)        (1,443)            --           (221)
Distributions to shareholders from net realized gain on
  investments:
  Primary A Shares...........................................     (1,248,540)            --             --        (81,861)
  Investor A Shares..........................................        (11,031)            --             --            (89)
  Investor C Shares..........................................         (1,122)            --             --            (33)
  Investor N Shares..........................................        (71,408)            --             --           (586)
Net increase in net assets from Fund share transactions:
  Primary A Shares...........................................    182,162,851      92,975,768     46,582,308     24,647,663
  Investor A Shares..........................................      1,946,226       1,318,061        454,932     15,047,874
  Investor C Shares..........................................         78,368          50,206         14,264            327
  Investor N Shares..........................................      3,984,676       2,198,873      1,148,302        183,687
                                                                ------------     -----------    -----------    -----------
Net increase in net assets...................................    288,768,324      98,935,485     49,235,511     39,817,847
NET ASSETS:
Beginning of period..........................................    609,683,633          34,000         34,000         34,000
                                                                ------------     -----------    -----------    -----------
End of period................................................   $898,451,957     $98,969,485    $49,269,511    $39,851,847
                                                                ============     ===========    ===========    ===========
Undistributed net investment income/(distributions in excess
  of net investment income)..................................   $  1,078,353     $        --    $   (93,457)   $ (108,343)
                                                                ============     ===========    ===========    ===========

---------------

(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31. The numbers reflected are for the period June 1, 1995 through March 31, 1996.

(b) Nations Emerging Markets Fund, Nations Pacific Growth Fund and Nations Global Government Income Fund commenced operations on June 30, 1995.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY

                          NATIONS INTERNATIONAL EQUITY FUND                              NATIONS PACIFIC GROWTH FUND
                      PERIOD ENDED                                                PERIOD ENDED
                 SEPTEMBER 30, 1996(a)              PERIOD ENDED              SEPTEMBER 30, 1996(a)            PERIOD ENDED
                      (UNAUDITED)                 MARCH 31, 1996(b)                (UNAUDITED)               MARCH 31, 1996(c)
                -----------------------        ----------------------        ----------------------        --------------------
                 SHARES        DOLLARS          SHARES       DOLLARS          SHARES       DOLLARS         SHARES       DOLLARS
                      ---------------------------------------------------------------------------------------------------
PRIMARY A
  SHARES:
  Sold.......  16,198,836   $ 219,543,667     21,779,745   $277,149,224      3,717,706   $ 38,414,350     9,508,684   $95,045,750
  Issued as
 reinvestment
    of
 dividends...     122,543       1,671,486        117,187      1,548,026          4,763         49,061           630         6,096
  Redeemed...  (9,832,091)   (133,341,373)    (7,709,286)   (96,534,399)    (2,485,714)   (25,766,774)     (213,667)   (2,076,078)
               ----------    ------------     ----------   ------------      ---------    -----------     ---------   -----------
  Net
  increase...   6,489,288   $  87,873,780     14,187,646   $182,162,851      1,236,755   $ 12,696,637     9,295,647   $92,975,768
               ==========    ============     ==========   ============      =========    ===========     =========   ===========
PRIMARY B
  SHARES:
  Sold.......     230,266   $   3,109,588                                       27,869   $    285,383
  Issued as
 reinvestment
    of
 dividends...          --              --                                           --             --
  Redeemed...      (1,108)        (14,786)                                      (5,424)       (55,758)
               ----------    ------------                                    ---------    -----------
  Net
  increase...     229,158   $   3,094,802                                       22,445   $    229,625
                =========   =============                                    =========   ============
INVESTOR A
  SHARES:
  Sold.......     382,452   $   5,084,447      1,204,885   $ 14,928,700        374,017   $  3,806,577       145,535   $ 1,437,200
  Issued as
 reinvestment
    of
 dividends...       3,037          41,091          3,747         48,496             --             --           168         1,629
  Redeemed...    (124,278)     (1,662,748)    (1,055,939)   (13,030,970)      (264,708)    (2,699,952)      (12,071)     (120,768)
               ----------    ------------     ----------   ------------      ---------    -----------     ---------   -----------
  Net
  increase...     261,211   $   3,462,790        152,693   $  1,946,226        109,309   $  1,106,625       133,632   $ 1,318,061
               ==========    ============     ==========   ============      =========    ===========     =========   ===========
INVESTOR C
  SHARES:
  Sold.......      20,476   $     270,674          9,348   $    114,146          1,590   $     16,157         5,052   $    50,206
  Issued as
 reinvestment
    of
 dividends...         178           2,360            167          2,118             --             --            --            --
  Redeemed...      (3,627)        (47,804)        (3,089)       (37,896)          (409)        (4,035)           --            --
               ----------    ------------     ----------   ------------      ---------    -----------     ---------   -----------
  Net
  increase...      17,027   $     225,230          6,426   $     78,368          1,181   $     12,122         5,052   $    50,206
               ==========    ============     ==========   ============      =========    ===========     =========   ===========
INVESTOR N
  SHARES:
  Sold.......      77,901   $   1,033,734        719,771   $  8,739,740         37,467   $    383,300       232,191   $ 2,245,592
  Issued as
 reinvestment
    of
 dividends...       9,107         122,131         11,981        152,998             --             --           139         1,346
  Redeemed...    (200,167)     (2,651,101)      (397,985)    (4,908,062)       (25,921)      (265,589)       (4,917)      (48,065)
               ----------    ------------     ----------   ------------      ---------    -----------     ---------   -----------
  Net
  increase/
  decrease)..    (113,159) $  (1,495,236)        333,767   $  3,984,676         11,546   $    117,711       227,413   $ 2,198,873
               ==========    ============     ==========   ============      =========    ===========     =========   ===========

---------------

(a) Nations International Equity Fund's and Nations Pacific Growth Fund's Primary B Shares commenced operations on June 28, 1996.

(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.

(c) Nations Pacific Growth Fund's Primary A Shares, Investor A Shares, Investor C Shares and Investor N Shares commenced operations on June 30, 1995.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                 NATIONS EMERGING MARKETS FUND                       NATIONS GLOBAL GOVERNMENT INCOME FUND
                           PERIOD ENDED                                             PERIOD ENDED
                       SEPTEMBER 30, 1996(a)            PERIOD ENDED           SEPTEMBER 30, 1996(a)           PERIOD ENDED
                            (UNAUDITED)               MARCH 31, 1996(b)             (UNAUDITED)              MARCH 31, 1996(b)
                      ----------------------        --------------------        -------------------        --------------------
                       SHARES       DOLLARS         SHARES       DOLLARS        SHARES      DOLLARS        SHARES       DOLLARS
                            ---------------------------------------------------------------------------------------------
PRIMARY A SHARES:
  Sold.............   1,791,117   $ 19,035,746     4,725,947   $47,770,341      212,247   $ 2,164,912     2,470,544   $24,792,601
  Issued as
    reinvestment
    of dividends...      10,258        109,662            16           155       53,767       547,630        17,845       180,058
  Redeemed.........  (1,124,799)   (12,038,809)     (126,079)   (1,188,188)    (120,530)   (1,234,227)      (31,705)     (324,996)
                      ---------    -----------     ---------   -----------
  Net increase.....     676,576   $  7,106,599     4,599,884   $46,582,308      145,484   $ 1,478,315     2,456,684   $24,647,663
                      =========   ============     =========   ===========      =======   ===========     =========   ===========
PRIMARY B SHARES:
  Sold.............       5,139   $     54,020                                   12,919   $   130,884
  Issued as
    reinvestment
    of dividends...          --             --                                       68           699
  Redeemed.........      (2,418)       (25,943)                                  (7,460)      (76,926)
                      ---------    -----------
  Net increase.....       2,721   $     28,077                                    5,527   $    54,657
                      =========    ===========                                  =======    ==========
INVESTOR A SHARES:
  Sold.............      47,894   $    503,818        46,699   $   468,391       49,234   $   504,816     1,478,192   $15,047,626
                      =========   ============     =========   ===========      =======   ===========     =========   ===========
  Issued as
    reinvestment
    of dividends...         138          1,471            --            --          348         3,577            94           953
  Redeemed.........     (32,475)      (345,328)       (1,319)      (13,459)        (578)       (5,956)          (70)         (705)
                      ---------    -----------     ---------   -----------
  Net increase.....      15,557   $    159,961        45,380   $   454,932       49,004   $   502,437     1,478,216   $15,047,874
                      ---------    -----------     ---------   -----------
INVESTOR C SHARES:
  Sold.............      11,310   $    115,114         1,425   $    14,264           --   $        --             1   $        10
  Issued as
    reinvestment
    of dividends...          --             --            --            --           21           212            31           317
                      ---------    -----------     ---------   -----------
  Net increase.....      11,310   $    115,114         1,425   $    14,264           21   $       212            32   $       327
                      =========   ============     =========   ===========      =======   ===========     =========   ===========
INVESTOR N SHARES:
  Sold.............      25,259   $    266,819       121,704   $ 1,194,610          591   $     5,974        18,001   $   180,857
  Issued as
    reinvestment
    of dividends...          --             --            --            --          332         3,357           392         3,996
  Redeemed.........     (14,719)      (150,934)       (4,757)      (46,308)      (1,982)      (19,959)         (114)       (1,166)
                      ---------    -----------     ---------   -----------
  Net
  increase/
  (decrease).......      10,540   $    115,885       116,947   $ 1,148,302       (1,059)  $   (10,628)       18,279   $   183,687
                      =========   ============     =========   ===========       =======   ===========     =========  ============

---------------

(a) Nations Emerging Markets Fund's and Nations Global Government Income Fund's Primary B Shares commenced operations on June 28, 1996.

(b) Nations Emerging Markets Fund's and Nations Global Government Income Fund's Primary A Shares, Investor A Shares, Investor C Shares and Investor N Shares commenced operations on June 30, 1995.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                        NET ASSET        NET        NET REALIZED     NET INCREASE/    DIVIDENDS    DISTRIBUTIONS    DISTRIBUTIONS
                          VALUE       INVESTMENT   AND UNREALIZED    (DECREASE) IN     FROM NET     IN EXCESS OF      FROM NET
                       BEGINNING OF    INCOME/     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT   NET INVESTMENT     REALIZED
                          PERIOD        (LOSS)      INVESTMENTS     FROM OPERATIONS     INCOME         INCOME       CAPITAL GAINS
                                  ------------------------------------------------------------------------------------
NATIONS INTERNATIONAL
EQUITY FUND
PRIMARY A SHARES
Six months ended
  09/30/1996
  (unaudited)#........    $13.50        $ 0.08         $ 0.11           $  0.19         $(0.08)            --               --
Period ended
  03/31/1996(a)#......     11.75          0.07           1.80              1.87          (0.06)        $(0.04)         $ (0.02)
Year ended
  05/31/1995#.........     12.06          0.14          (0.20)            (0.06)         (0.03)            --            (0.12)
Year ended
  05/31/1994#.........     10.60          0.09           1.44              1.53          (0.05)            --            (0.02)
Year ended
  05/31/1993#.........     10.40          0.09           0.21              0.30          (0.08)            --            (0.02)
Period ended
  05/31/1992*.........     10.00          0.08           0.36              0.44          (0.04)            --               --
PRIMARY B SHARES
Period ended
  09/30/1996
  (unaudited)*#.......    $13.65        $ 0.02         $(0.08)(c)       $ (0.06)            --             --               --
INVESTOR A SHARES
Six months ended
  09/30/1996
  (unaudited)#........    $13.39        $ 0.06         $ 0.11           $  0.17         $(0.07)            --               --
Period ended
  03/31/1996(a)#......     11.67          0.04           1.78              1.82          (0.04)        $(0.04)         $ (0.02)
Year ended
  05/31/1995#.........     12.00          0.11          (0.20)            (0.09)         (0.02)            --            (0.12)
Year ended
  05/31/1994#.........     10.56          0.06           1.44              1.50          (0.04)            --            (0.02)
Period ended
  05/31/1993*#........     10.38          0.07           0.21              0.28          (0.08)            --            (0.02)
INVESTOR C SHARES
Six months ended
  09/30/1996
  (unaudited)#........    $13.13        $ 0.04         $ 0.09           $  0.13         $(0.05)            --               --
Period ended
  03/31/1996(a)#......     11.45         (0.03)          1.75              1.72             --         $(0.02)         $ (0.02)
Year ended
  05/31/1995#.........     11.86          0.02          (0.21)            (0.19)            --             --            (0.12)
Year ended
  05/31/1994#.........     10.49         (0.03)          1.43              1.40          (0.01)            --            (0.02)
Period ended
  05/31/1993*#........     10.10          0.00***        0.48              0.48          (0.07)            --            (0.02)
INVESTOR N SHARES
Six months ended
  09/30/1996
  (unaudited)#........    $13.27        $ 0.01         $ 0.10           $  0.11         $(0.04)            --               --
Period ended
  03/31/1996(a)#......     11.56         (0.02)          1.78              1.76             --         $(0.03)         $ (0.02)
Year ended
  05/31/1995#.........     11.96          0.05          (0.22)            (0.17)         (0.01)            --            (0.12)
Period ended
  05/31/1994*#........     10.51         (0.00)***       1.51              1.51          (0.04)            --            (0.02)
NATIONS PACIFIC GROWTH FUND
PRIMARY A SHARES
Six months ended
  09/30/1996
  (unaudited).........    $10.24        $ 0.03         $(0.01)          $  0.02         $(0.02)            --               --
Period ended
  03/31/1996**#.......     10.00         (0.02)          0.29              0.27             --         $(0.03)              --
PRIMARY B SHARES
Period ended
  09/30/1996
  (unaudited)**.......    $10.34        $ 0.00***      $(0.11)          $ (0.11)            --             --               --
INVESTOR A SHARES
Six months ended
  09/30/1996
  (unaudited).........    $10.23        $ 0.02         $(0.03)          $ (0.01)        $(0.01)            --               --
Period ended
  03/31/1996**#.......     10.00         (0.04)          0.29              0.25             --         $(0.02)              --
INVESTOR C SHARES
Six months ended
  09/30/1996
  (unaudited).........    $10.20        $ 0.00***      $(0.03)          $ (0.03)            --             --               --
Period ended
  03/31/1996**#.......     10.00         (0.09)          0.29              0.20             --             --               --
INVESTOR N SHARES
Six months ended
  09/30/1996
  (unaudited).........    $10.18        $(0.02)        $(0.02)          $ (0.04)            --             --               --
Period ended
  03/31/1996**#.......     10.00         (0.10)          0.29              0.19             --         $(0.01)              --

---------------

   * Nations International Equity Fund's Primary A, Primary B, Investor A, Investor C and Investor N Shares commenced operations on December 2, 1991, June 28, 1996, June 3, 1992, June 17, 1992 and June 7, 1993, respectively.
  ** Nations Pacific Growth Fund's Primary A, Investor A, Investor C and Investor N Shares commenced operations on June 30,
     1995. Nations Pacific Growth Fund's Primary B Shares commenced operations on June 28, 1996.
 *** Amount represents less than $0.01 per share.
   + Annualized.
  ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
   # Per share numbers have been calculated using the monthly average shares method, which more appropriately represents the per share data for the period, since the use of the undistributed income method did not accord with the results of operations.
  ## Amount represents less than 0.01%.
 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.
 (b) Average commission rate paid per share of securities purchased and sold by the Fund.
 (c) The amount shown at this caption for each share outstanding throughout the period may not accord with the net realized and unrealized gain/(loss) for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuating market values of the portfolio.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                   RATIO OF          RATIO OF
    DISTRIBUTIONS         TOTAL         NET ASSET                  NET ASSETS      OPERATING      NET INVESTMENT
    IN EXCESS OF        DIVIDENDS         VALUE                      END OF       EXPENSES TO     INCOME/(LOSS)      PORTFOLIO
    NET REALIZED           AND           END OF        TOTAL         PERIOD       AVERAGE NET       TO AVERAGE       TURNOVER
    CAPITAL GAINS     DISTRIBUTIONS      PERIOD       RETURN++     (IN 000'S)       ASSETS          NET ASSETS         RATE
------------------------------------------------------------------------------------------------------------------------------
            --           $ (0.08)        $ 13.61         1.38%      $944,663          1.14%+            1.16%+           19%
            --             (0.12)          13.50        16.01        849,731          1.17+             0.65+            26
       $ (0.10)            (0.25)          11.75        (0.46)       572,940          1.03              1.17             92
            --             (0.07)          12.06        14.37        401,559          1.17              0.75             39
            --             (0.10)          10.60         3.14        118,873          1.30              1.03             41
            --             (0.04)          10.40         4.43+++      83,970          1.33+             1.81+            11
            --                --         $ 13.59        (0.44)%     $  3,115          1.64%+            0.66%+           19%
            --           $ (0.07)        $ 13.49         1.25%      $ 11,220          1.39%+            0.91%+           19%
            --             (0.10)          13.39        15.66          7,643          1.42+             0.40+            26
       $ (0.10)            (0.24)          11.67        (0.69)         4,877          1.28              0.92             92
            --             (0.06)          12.00        14.00          3,219          1.42              0.50             39
            --             (0.10)          10.56         2.91            839          1.55+             0.78+            41
            --           $ (0.05)        $ 13.21         1.00%      $    881          1.64%+            0.66%+           19%
            --             (0.04)          13.13        15.09            652          2.09+            (0.27)+           26
       $ (0.10)            (0.22)          11.45        (1.56)           495          2.03              0.17             92
            --             (0.03)          11.86        13.21            339          2.17             (0.25)            39
            --             (0.09)          10.49         4.97            200          2.30+             0.03+            41
            --           $ (0.04)        $ 13.34         0.84%      $ 39,127          2.14%+            0.16%+           19%
            --             (0.05)          13.27        15.25         40,426          1.99+            (0.17)+           26
       $ (0.10)            (0.23)          11.56        (1.30)        31,372          1.78              0.42             92
            --             (0.06)          11.96        14.32         17,349          1.92+            (0.00)+##         39
            --           $ (0.02)        $ 10.24         0.16%      $107,860          1.49%+            0.50%+           43%
            --             (0.03)          10.24         2.66         95,210          1.76+            (0.27)+           23
            --                --         $ 10.23        (1.06)%     $    230          1.99%+            0.00%+##         43%
            --           $ (0.01)        $ 10.21        (0.09)%     $  2,490          1.74%+            0.25%+           43%
            --             (0.02)          10.23         2.52          1,375          2.01+            (0.52)+           23
            --                --         $ 10.17        (0.29)%     $     72          1.99%+            0.00%+##         43%
            --                --           10.20         2.00             60          2.65+            (1.16)+           23
            --                --         $ 10.14        (0.39)%     $  2,433          2.49%+           (0.50)%+          43%
            --           $ (0.01)          10.18         1.88          2,324          2.76+            (1.27)+           23

          WITHOUT WAIVERS AND/OR
       OPERATING      NET INVESTMENT
      EXPENSES TO        INCOME/             AVERAGE
      AVERAGE NET       (LOSS) PER         COMMISSION
        ASSETS            SHARE           RATE PAID(b)
----
          1.18%+          $ 0.08             $0.0295
          1.18+             0.07              0.0272
          1.04              0.14                  --
          1.18              0.08                  --
          1.32              0.10                  --
          1.43+             0.03                  --
          1.68%+          $ 0.02             $0.0295
          1.43%+          $ 0.06             $0.0295
          1.43+             0.04              0.0272
          1.29              0.11                  --
          1.43              0.05                  --
          1.62+             0.07                  --
          1.68%+          $ 0.04             $0.0295
          2.10+            (0.03)             0.0272
          2.04              0.02                  --
          2.18             (0.03)                 --
          2.32+             0.00***               --
          2.18%+          $ 0.01             $0.0295
          2.00+            (0.02)             0.0272
          1.79              0.05                  --
          1.93+            (0.00)***              --
            --                --             $0.0188
            --                --              0.0178
            --                --             $0.0188
            --                --             $0.0188
            --                --              0.0178
            --                --             $0.0188
            --                --              0.0178
            --                --             $0.0188
            --                --              0.0178

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                        NET ASSET        NET        NET REALIZED     NET INCREASE/    DIVIDENDS    DISTRIBUTIONS
                                          VALUE       INVESTMENT   AND UNREALIZED    (DECREASE) IN     FROM NET     IN EXCESS OF
                                       BEGINNING OF    INCOME/     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT   NET INVESTMENT
                                          PERIOD        (LOSS)      INVESTMENTS     FROM OPERATIONS     INCOME         INCOME
                                             ------------------------------------------------------------------------------
NATIONS EMERGING
MARKETS FUND
PRIMARY A SHARES
Six months ended 09/30/1996
  (unaudited)#........................    $10.34        $ 0.03         $ 0.04           $  0.07         $(0.05)            --
Period ended 03/31/1996*#.............     10.00         (0.03)          0.37              0.34             --         $ 0.00***
PRIMARY B SHARES
Period ended 09/30/1996
  (unaudited)*#.......................    $10.71        $ 0.00***      $(0.36)(b)       $ (0.36)            --             --
INVESTOR A SHARES
Six months ended 09/30/1996
  (unaudited)#........................    $10.32        $ 0.02         $ 0.04           $  0.06         $(0.04)            --
Period ended 03/31/1996*#.............     10.00         (0.05)          0.37              0.32             --             --
INVESTOR C SHARES
Six months ended 09/30/1996
  (unaudited)#........................    $10.27        $ 0.00***      $ 0.04           $  0.04             --             --
Period ended 03/31/1996*#.............     10.00         (0.10)          0.37              0.27             --             --
INVESTOR N SHARES
Six months ended 09/30/1996
  (unaudited)#........................    $10.26        $(0.02)        $ 0.04           $  0.02             --             --
Period ended 03/31/1996*#.............     10.00         (0.11)          0.37              0.26             --             --
NATIONS GLOBAL GOVERNMENT INCOME FUND
PRIMARY A SHARES
Six months ended 09/30/1996
  (unaudited).........................    $10.07        $ 0.26         $ 0.27           $  0.53         $(0.26)            --
Period ended 03/31/1996**.............     10.00          0.39           0.11              0.50          (0.37)        $(0.02)
PRIMARY B SHARES
Period ended 09/30/1996
  (unaudited)**.......................    $10.13        $ 0.12         $ 0.21           $  0.33         $(0.12)            --
INVESTOR A SHARES
Six months ended 09/30/1996
  (unaudited).........................    $10.07        $ 0.25         $ 0.27           $  0.52         $(0.25)            --
Period ended 03/31/1996**.............     10.00          0.37           0.11              0.48          (0.35)        $(0.02)
INVESTOR C SHARES
Six months ended 09/30/1996
  (unaudited).........................    $10.07        $ 0.24         $ 0.27           $  0.51         $(0.24)            --
Period ended 03/31/1996**.............     10.00          0.33           0.11              0.44          (0.31)        $(0.02)
INVESTOR N SHARES
Six months ended 09/30/1996
  (unaudited).........................    $10.07        $ 0.21         $ 0.27           $  0.48         $(0.21)            --
Period ended 03/31/1996**.............     10.00          0.32           0.11              0.43          (0.30)        $(0.02)

---------------

   * Nations Emerging Markets Fund's Primary A, Investor A, Investor C and Investor N Shares commenced operations on June 30,
     1995. Nations Emerging Markets Fund's Primary B Shares commenced operations on June 28, 1996.
  ** Nations Global Government Income Fund's Primary A, Investor A, Investor C and Investor N Shares commenced operations on
     June 30, 1995. Nations Global Government Income Fund's Primary B Shares commenced operations on June 28, 1996.
 *** Amount represents less than $0.01 per share.
  ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
   # Per share numbers have been calculated using the monthly average shares method, which more appropriately represents the per share data for the period, since the use of the undistributed income method did not accord with results of operations.
 (a) Average commission rate paid per share of securities purchased and sold by the Fund.
 (b) The amount shown at this caption for each share outstanding throughout the period may not accord with the net realized and unrealized gain/(loss) for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuating market values of the portfolio.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                   RATIO OF           RATIO OF
    DISTRIBUTIONS         TOTAL         NET ASSET                  NET ASSETS      OPERATING       NET INVESTMENT
      FROM NET          DIVIDENDS         VALUE                      END OF       EXPENSES TO     INCOME/(LOSS) TO     PORTFOLIO
      REALIZED             AND           END OF        TOTAL         PERIOD       AVERAGE NET       AVERAGE NET        TURNOVER
    CAPITAL GAINS     DISTRIBUTIONS      PERIOD       RETURN++     (IN 000'S)       ASSETS             ASSETS            RATE
 ------------------------------------------------------------------------------------------------------------------------------
            --           $ (0.05)        $ 10.36         0.65%      $ 54,683          1.79%+             0.59%+           17%
            --              0.00***        10.34         3.42         47,560         2.13+             (0.38)+            17
            --                --         $ 10.35        (3.36)%     $     28          2.29%+             0.09%+           17%
            --           $ (0.04)        $ 10.34         0.54%      $    639          2.04%+             0.34%+           17%
            --                --           10.32         3.20            477          2.38+            (0.63)+            17
            --                --         $ 10.31         0.39%      $    140          2.29%+             0.09%+           17%
            --                --           10.27         2.70             23          3.02+            (1.27)+            17
            --                --         $ 10.28         0.19%      $  1,320          2.79%+           (0.41)%+           17%
            --                --           10.26         2.60          1,209          3.13+            (1.38)+            17
            --           $ (0.26)        $ 10.34         5.37%      $ 26,918          1.33%+             5.18%+           47%
       $ (0.04)            (0.43)          10.07         5.03         24,753          1.32+              5.17+            213
            --           $ (0.12)        $ 10.34         3.28%      $     57          1.83%+             4.68%+           47%
            --           $ (0.25)        $ 10.34         5.24%      $ 15,801          1.58%+             4.93%+           47%
       $ (0.04)            (0.41)          10.07         4.84         14,898          1.57+              4.92+            213
            --           $ (0.24)        $ 10.34         5.11%      $      9          1.83%+             4.68%+           47%
       $ (0.04)            (0.37)          10.07         4.40              9          2.16+              4.33+            213
            --           $ (0.21)        $ 10.34         4.84%      $    187          2.33%+             4.18%+           47%
       $ (0.04)            (0.36)          10.07         4.27            193          2.32+              4.17+            213


         AVERAGE
       COMMISSION
      RATE PAID(a)
 ---
         $0.0005
          0.0004
         $0.0005
         $0.0005
          0.0004
         $0.0005
          0.0004
         $0.0005
          0.0004
              --
              --
              --
              --
              --
              --
              --
              --
              --

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  SIGNIFICANT ACCOUNTING POLICIES.

Nations Fund, Inc. (the "Company") and Nations Fund Portfolios, Inc. ("Nations Portfolios") are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-end investment companies. As of the date of this report, the Company offers five separate portfolios and Nations Portfolios offers three separate portfolios. Information presented in these financial statements pertains only to Nations International Equity Fund, Nations Pacific Growth Fund, Nations Emerging Markets Fund and Nations Global Government Income Fund (each a "Fund" and collectively, the "Funds"). The financial statements for the remaining funds of the Company are presented under separate cover. The Funds currently offer five classes of shares: Primary A Shares, Primary B Shares, Investor A Shares, Investor C Shares and Investor N Shares. Shareholders of a Fund have equal voting rights on matters affecting all shareholders of the Fund. In addition, each class of shares of a Fund has exclusive voting rights on matters that relate solely to its class and separate voting rights on matters in which the interests of one class of shares differs from the interests of any other class. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities Valuation: A security listed or traded on an exchange is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. If there are no such bid and asked quotations, the most recent bid quote is used. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last available bid and asked prices based upon quotes furnished by principal market makers for such securities. The valuation of international securities which trade on foreign exchanges are provided by an independent pricing service approved by the Board of Directors of each Fund. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date. Debt obligations are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate, maturity and general market conditions. Securities for which market quotations are not readily available are valued at fair market value under the supervision of the Boards of Directors. Short-term investments that mature in 60 days or less are valued at amortized cost.

Repurchase Agreements: Each Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its right. Unless permitted by the Securities and Exchange Commission, the Fund will not enter into repurchase agreements with its investment adviser, distributor or any of their affiliates. The Funds' investment adviser, acting under the supervision of the Board of Directors, monitors the value of collateral received as well as the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Foreign Currency: The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between the trade date and the settlement date of investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Fund and the amounts actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

NATIONS FUND

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

Foreign Currency Transactions: Generally a Fund may enter into forward currency exchange contracts only under two circumstances: (i) when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, to "lock" in the U.S. exchange rate of the transaction, with such period being a short-dated contract covering the period between the transaction date and the settlement date; and (ii) when the investment adviser or investment sub-adviser believes that the currency of a particular foreign country may experience a substantial movement against the U.S. dollar. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Forward foreign currency contracts will be used primarily to protect the Funds from adverse currency movements and will generally not be entered into for terms greater than one year. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Fund's investment securities, however, it does establish a rate of exchange that can be achieved in the future. The use of forward contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward contract would limit the risk of loss due to a decline in the value of a particular currency, however, it also would limit any potential gain that might result should the value of the currency increase instead of decrease. In addition, the Funds could be exposed to risks if counterparties to the contracts are unable to meet the terms of their contracts. The counterparty risk exposure is, therefore, closely monitored and contracts are only executed with high credit quality financial institutions.

Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Realized gains and losses are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of market discounts and premiums on investments, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among its classes based upon the relative net assets of each class of shares. Uninvested cash balances earn interest at a rate agreed upon by the Funds and The Bank of New York.

Dividends and Distributions to Shareholders: Distributions from net investment income, if any, for Nations International Equity Fund, Nations Pacific Growth Fund and Nations Emerging Markets Fund are declared and paid each calendar quarter. Dividends from net investment income for the Nations Global Government Income Fund are declared on each day the Fund is open for business and paid monthly. Each Fund will distribute net realized capital gains (including net short-term capital gains), annually after the fiscal year in which earned unless offset by any available capital loss carryforward. Additional distributions of net investment income and capital gains may be made at the discretion of the Boards of Directors in order to avoid the application of a 4% non-deductible Federal excise tax. Income distributions and capital gain distributions on a Fund level are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to timing differences and differing characterization of distributions made by a Fund as a whole.

Income Tax: Each Fund intends to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no Federal income tax provision is required. The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Expenses: General expenses of the Company or Nations Portfolios are allocated to the relevant Fund based upon relative net assets. Operating expenses directly attributable to a Fund or a class of shares are charged to such Fund's or class's operations. Expenses of each Fund not directly attributable to the operations of any class of shares or portfolio are prorated among the classes based on the relative average net assets of each class of shares.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, SUB-INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS.

The Company and Nations Portfolios each have, on behalf of its Funds, entered into an investment advisory agreement ("Investment Advisory Agreement") with NationsBanc Advisors, Inc. ("NBAI"), a wholly-owned subsidiary of

NATIONS FUND

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NationsBank, N.A. ("NationsBank"), pursuant to which NBAI provides investment advisory services to the Funds. Under the terms of these Investment Advisory Agreements, NBAI is entitled to receive an advisory fee at the following annual rates of the average daily net assets of each Fund:

                                                                                         ANNUAL RATE
                                                                                         ----------
    Nations International Equity Fund................................................        0.90%
    Nations Pacific Growth Fund......................................................        0.90
    Nations Emerging Markets Fund....................................................        1.10
    Nations Global Government Income Fund............................................        0.70

The Company and Nations Portfolios each have entered into sub-advisory agreements ("Sub-Advisory Agreements") with NBAI and Gartmore Global Partners ("Gartmore"). Gartmore is a joint venture structured as a general partnership between NB Partner Corp., a wholly-owned subsidiary of NationsBank, and Gartmore U.S. Limited, a wholly-owned subsidiary of Gartmore Investment Management plc ("Gartmore plc"), which is a United Kingdom company listed on the London Stock Exchange. National Westminster Bank plc and its affiliated entities own 100% of the equity of Gartmore plc.

Under the terms of the Sub-Advisory Agreements, Gartmore is entitled to receive from NBAI a sub-advisory fee for each Fund at the following annual rates of each Fund's average daily net assets:

                                                                                         ANNUAL RATE
                                                                                         ----------
    Nations International Equity Fund................................................        0.70%
    Nations Pacific Growth Fund......................................................        0.70
    Nations Emerging Markets Fund....................................................        0.85
    Nations Global Government Income Fund............................................        0.54

Stephens Inc. ("Stephens") serves as the administrator of the Company and Nations Portfolios pursuant to separate administration agreements ("Administration Agreements"). First Data Investor Services Group, Inc. ("First Data"), a wholly-owned subsidiary of First Data Corporation, serves as co-administrator of the Company and Nations Portfolios pursuant to separate co-administration agreements ("Co-Administration Agreements"). Pursuant to the Administration and Co-Administration Agreements, the administrator and co-administrator are entitled to receive a combined fee, computed daily and paid monthly, at the annual rate of 0.10% of the average daily net assets of the investment portfolios of the Company and Nations Portfolios and the investment portfolios of Nations Fund Trust (another registered open-end investment company which is part of the Nations Fund Family) on a combined basis. NationsBank serves as the sub-administrator of the Company and Nations Portfolios pursuant to a sub-administration ("Sub-Administration Agreement") with Stephens. For the six-months ended September 30, 1996, Stephens earned $329,319 from the Funds for its administration services, of which $57,915 was paid to NationsBank for its sub-administration services.

The investment adviser, sub-adviser, administrator and co-administrator may, from time to time, reduce their fees payable by each Fund (either voluntarily or pursuant to applicable state limitations). For the six months ended September 30, 1996, the investment adviser for Nations International Equity Fund voluntarily waived fees in the amount of $151,552.

No officer, director or employee of NBAI, Gartmore, Stephens, First Data, or any affiliate thereof, receives any compensation from the Company or Nations Portfolios for serving as a director or officer of the Company or Nations Portfolios. The Company and Nations Portfolios pay each director an annual fee of $1,000 ($3,000 for the Chairman of the Board), plus $500 per Fund and an additional $1,000 for each in-person board meeting, and $500 for each telephonic board meeting attended. The Company and Nations Portfolios also reimburse expenses incurred by each director in attending such meetings.

The Company's and Nations Portfolio's eligible directors may participate in a non-qualified deferred compensation plan and retirement plan which may be terminated at any time. All benefits provided under these plans are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on each plan participant's deferral account will be tied to the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, to the rate of return of Nations Treasury Fund, another fund of the Company. The expense for the deferred compensation plan is included in the "Directors' fees and expenses" line of the Statements of Operations.

NATIONS FUND

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

The Bank of New York acts as the custodian for the Funds. First Data also serves as the transfer agent for the Funds' shares. NationsBank of Texas, N.A. ("NationsBank of Texas") acts as the sub-transfer agent for the Primary Shares of the Funds. For the six months ended September 30, 1996, earned approximately $11,586 for providing such services. The Funds placed a portion of its portfolio transactions with firms that are affiliates of NationsBank and NBAI.

Stephens also serves as the distributor of the Funds' shares. For the six months ended September 30, 1996, the Funds were informed that the distributor received $61,906 in contingent deferred sales charges from Investor A, Investor C and Investor N Shares of the Funds. A substantial portion of these fees were paid to affiliates of NationsBank and NBAI.

3.  SHAREHOLDER SERVICING AND DISTRIBUTION PLANS.

The Company and Nations Portfolios each have adopted shareholder administration plans (each an "Administration Plan") for Primary B Shares of each Fund; shareholder servicing and distribution plans pursuant to Rule 12b-1 under the 1940 Act for Investor A Shares of each Fund ("Investor A Plan"); a shareholder servicing plan ("Servicing Plan") for Investor C Shares and Investor N Shares of each Fund; and a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act for Investor C Shares and Investor N Shares of each Fund. The Administration Plan permits the Funds to compensate institutions for shareholder administration services provided to their customers that own Primary B Shares. The Investor A Plan permits the Funds to compensate (i) servicing agents and selling agents that have entered into a servicing agreement with the Funds for services provided to their customers that own Investor A Shares and (ii) Stephens for distribution-related expenses incurred in connection with Investor A Shares. The Servicing Plan permits the Funds to compensate servicing agents for services provided to their customers that own Investor C Shares and Investor N Shares, respectively. The Distribution Plan permits the Funds to compensate or reimburse Stephens for any activities or expenses primarily intended to result in the sale of the Funds' Investor C Shares or Investor N Shares, respectively. Payments under the plans are accrued daily and paid monthly at a rate set from time to time by the Funds. Fees paid pursuant to the plans are charged as expenses of each Fund as accrued to Primary B Shares, Investor A Shares, Investor C Shares and Investor N Shares, respectively.

For the six months ended September 30, 1996, the effective rates paid by the Funds, as a percentage of average daily net assets, pursuant to the plans are as follows:

                                        PRIMARY B                    INVESTOR C    INVESTOR C    INVESTOR N    INVESTOR N
                                      ADMINISTRATION   INVESTOR A   DISTRIBUTION   SERVICING    DISTRIBUTION   SERVICING
                FUND                       PLAN           PLAN          PLAN          PLAN          PLAN          PLAN
-------------------------------------------------------------------------------------------------------------------------
Nations International Equity Fund...    0.50%           0.25%         0.25%         0.25%         0.75%         0.25%
Nations Pacific Growth Fund.........     0.50            0.25         0.25           0.25         0.75           0.25
Nations Emerging Markets Fund.......     0.50            0.25         0.25           0.25         0.75           0.25
Nations Global Government
  Income Fund.......................     0.50            0.25         0.25           0.25         0.75           0.25

A substantial portion of the fees paid pursuant to the plans described above are paid to affiliates of NationsBank and NBAI.

4.  PURCHASES AND SALES OF SECURITIES.

The aggregate cost of purchases and proceeds from sales of securities, excluding U.S. government securities and short-term securities, for the six months ended September 30, 1996, were as follows:

                                                                      PURCHASES          SALES
                                                                     -----------------------------
Fund's expenses are calculated without reduction for fees paid indirectly.[WW]

Nations International Equity Fund..................................  $256,987,986     $171,409,299
Nations Pacific Growth Fund........................................    52,434,875       43,801,375
Nations Emerging Markets Fund......................................    18,379,486        8,689,569
Nations Global Government Income Fund..............................    15,665,883       16,874,400

NATIONS FUND

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

The aggregate costs of purchases and proceeds from sales of U.S. government securities, for the six months ended September 30, 1996, were as follows:

                                                                               PURCHASES        SALES
                                                                               -------------------------
Nations Pacific Growth Fund..................................................  $  829,268             --
Nations Global Government Income Fund........................................   3,580,055     $1,508,281

At September 30, 1996, aggregate gross unrealized appreciation and unrealized depreciation for tax purposes were as follows:

                                                                             TAX BASIS        TAX BASIS
                                                                             UNREALIZED       UNREALIZED
                                                                            APPRECIATION     DEPRECIATION
                                                                            -----------------------------
Nations International Equity Fund.........................................  $131,687,154     $ 38,414,472
Nations Pacific Growth Fund...............................................     9,871,493        4,411,023
Nations Emerging Markets Fund.............................................     4,635,060        3,791,436
Nations Global Government Income Fund.....................................       833,048          416,430

5.  CAPITAL STOCK.

As of September 30, 1996, 270,000,000,000 shares of $.001 par value capital stock were authorized for the Company and 150,000,000,000 shares of $.001 par value capital stock were authorized for Nations Portfolios.

6.  ORGANIZATION COSTS.

The Funds bear all costs in connection with their organization, including the fees and expenses of registering and qualifying their shares for distribution under Federal and state securities regulations. All such costs are being amortized on the straight-line method over a period of five years from the commencement of operations. In the event that any of the shares issued by a Fund to its sponsor prior to the commencement of the Fund's public offering ("initial shares") are redeemed during such amortization period by any holder thereof, the Fund will be reimbursed by the holder for any unamortized organization costs in the same proportion as the number of initial shares redeemed bears to the number of initial shares outstanding at the time of the redemption.

7.  FOREIGN SECURITIES.

Each Fund may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include re-valuation of currencies, less reliable information about issuers, different securities transaction clearance and settlement practices, and future adverse political and economic developments. These risks are heightened for investments in emerging markets countries. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

8.  LINE OF CREDIT.

The Company participates in a $25 million line of credit provided by Mellon Bank, N.A. under a line of credit agreement (the "Agreement") dated March 17, 1996. Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under this Agreement, Nations International Equity Fund may borrow up to the lesser of $10 million or 5% of its net assets. Interest on borrowing is payable either at the higher of Mellon Bank's Money Market Rate or the London Interbank Offered Rate (LIBOR) plus 0.25% on an annualized basis. The Fund and the other affiliated entities which are parties to the Agreement are charged an aggregate commitment fee of 0.25% per annum on the amount of the credit. The Fund shall be liable only for that portion of the commitment fee with respect to such Fund and shall not be liable for the portion of the commitment fee of any other Fund. The Agreement requires, among other things, that each participating Fund maintain a ratio of not less than 4 to 1 of net assets (not including funds borrowed pursuant to the Agreement) to

NATIONS FUND

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

the aggregate amount of indebtedness permitted pursuant to the Agreement. During the six months ended September 30, 1996, Nations International Equity Fund did not borrow under this Agreement.

9.  CAPITAL LOSS CARRYFORWARD.

At March 31, 1996, the following Funds had available for Federal income tax purposes the following unused capital losses:

                                                                                         LOSSES DEFERRED
                                        FUND                                             EXPIRING IN 2004
-----------------------------------------------------------------------------------------------------------
Nations Pacific Growth Fund..........................................................        $102,682
Nations Emerging Markets Fund........................................................          99,373

Under the current tax law, capital and currency losses realized after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. For the period ended March 31, 1996, the following Funds elected to defer losses occurring between November 1, 1995 and March 31, 1996 under these rules, as follows:

                                                                                       POST-OCTOBER CAPITAL
                                                                                            SHORT-TERM
                                        FUND                                              LOSS DEFERRAL
-----------------------------------------------------------------------------------------------------------
Nations Pacific Growth Fund..........................................................        $241,007
Nations Emerging Markets Fund........................................................          60,015

                   THE NATIONS FUND FAMILY

                   EQUITY FUNDS
                   GROWTH
                   Nations Capital Growth Fund
                   Nations Disciplined Equity Fund
                   Nations Emerging Growth Fund
                   Nations Emerging Markets Fund
                   Nations Equity Index Fund
                   Nations International Equity Fund
                   Nations Managed Index Fund
                   Nations Pacific Growth Fund

                   GROWTH AND INCOME
                   Nations Balanced Assets Fund
                   Nations Equity Income Fund
                   Nations Value Fund

                   BOND FUNDS
                   INCOME
                   Nations Diversified Income Fund
                   Nations Global Government Income Fund
                   Nations Government Securities Fund
                   Nations Short-Intermediate Government Fund
                   Nations Short-Term Income Fund
                   Nations Strategic Fixed Income Fund

                   TAX-EXEMPT INCOME
                   Nations Florida Municipal Bond Fund
                   Nations Florida Intermediate Municipal Bond Fund Nations Georgia Municipal Bond Fund
                   Nations Georgia Intermediate Municipal Bond Fund Nations Maryland Municipal Bond Fund
                   Nations Maryland Intermediate Municipal Bond Fund Nations North Carolina Municipal Bond Fund
                   Nations North Carolina Intermediate Municipal Bond Fund Nations South Carolina Municipal Bond Fund
                   Nations South Carolina Intermediate Municipal Bond Fund Nations Tennessee Municipal Bond Fund
                   Nations Tennessee Intermediate Municipal Bond Fund Nations Texas Municipal Bond Fund
                   Nations Texas Intermediate Municipal Bond Fund
                   Nations Virginia Municipal Bond Fund
                   Nations Virginia Intermediate Municipal Bond Fund Nations Municipal Income Fund
                   Nations Intermediate Municipal Bond Fund
                   Nations Short-Term Municipal Income Fund

                   MONEY MARKET FUNDS
                   Nations Government Money Market Fund
                   Nations Prime Fund
                   Nations Tax Exempt Fund
                   Nations Treasury Fund

For more complete information, including charges and expenses, please contact your investment representative or Nations Fund at (800) 982-2271 for a current prospectus. Please read the prospectus carefully before you invest or send money.

This report is submitted for the general information of shareholders of Nations Fund. This material must be accompanied or preceded by a Nations Fund prospectus.

[NATIONS FUND LOGO]                                             BULK RATE
P.O. Box 34602                                              U.S. POSTAGE PAID
Charlotte, NC 28234-4602                                       BOSTON, MA
Toll Free 1-800-982-2271                                        PERMIT NO.
                                                                  54201










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